UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity® 1-3 Year Duration
Securitized Bond Central Fund

Semiannual Report

February 28, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

13CEN-SANN-0409
1.833849.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.0053%	$ 1,000.00	$ 859.60	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.77	$ .03

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 14.3%	U.S. Government and U.S. Government Agency Obligations 7.6%
AAA 41.8%	AAA 43.5%
AA 15.4%	AA 8.5%
A 8.1%	A 9.1%
BBB 6.2%	BBB 6.6%
BB and Below 4.1%	BB and Below 0.2%
Not Rated 1.2%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 8.9%	Short-Term Investments and Net Other Assets 23.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	3.1	2.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	1.0	1.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	U.S. Government and U.S. Government Agency Obligations 14.3%		U.S. Government and U.S. Government Agency Obligations 7.6%
	Asset-Backed Securities 38.8%		Asset-Backed Securities 34.5%
	CMOs and Other Mortgage Related Securities 38.0%		CMOs and Other Mortgage Related Securities 34.4%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 23.5%
* Foreign investments	6.5%	** Foreign investments	7.4%
* Futures and Swaps	0.2%	** Futures and Swaps	34.5%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 14.3%
	Principal Amount	Value
U.S. Treasury Notes:
1.125% 12/15/11 (c)	$ 10,000,000	$ 9,947,660
1.75% 1/31/14 (c)	107,500,000	106,315,345
TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,477,335)		116,263,005
Asset-Backed Securities - 38.8%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1:
Class M1, 0.9738% 2/25/34 (f)	678,975	601,268
Class M2, 1.5738% 2/25/34 (f)	2,525,000	921,711
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.95% 10/20/14 (f)	2,280,000	159,600
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (b)(f)	252,165	228,918
AmeriCredit Automobile Receivables Trust Series 2006-1 Class B1, 5.2% 3/6/11	1,627,474	1,602,850
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,420,000	2,140,016
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.5238% 10/25/36 (f)	262,685	253,963
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M1, 0.9038% 4/25/34 (f)	5,085,000	3,878,860
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (f)	1,091,161	748,069
Argent Securities, Inc. pass-thru certificates:
Series 2004-W5 Class M1, 1.0738% 4/25/34 (f)	360,000	211,899
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (f)	4,965,000	1,569,719
Class M2, 1.0738% 5/25/34 (f)	4,035,000	2,180,258
Asset Backed Funding Corp. Series 2006-OPT2:
Class M5, 0.8738% 10/25/36 (f)	3,500,000	67,900
Class M7, 1.2538% 10/25/36 (f)	1,490,000	18,625
Class M9. 2.3738% 10/25/36 (f)	3,000,000	25,500
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (f)	1,736,229	841,075
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M1, 0.8438% 3/25/36 (f)	1,370,000	64,938
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (f)	415,000	5,105
Class M9, 2.6238% 11/25/36 (f)	1,105,000	5,636
Asset-Backed Securities - continued
	Principal Amount	Value
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(f)	$ 10,000,000	$ 1
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (f)	1,235,000	561,073
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (f)	1,182,663	905,021
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.5513% 9/17/11 (b)(f)	1,950,000	1,784,554
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	9,400,000
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (f)	1,476,266	1,269,763
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	3,760,000	3,702,878
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	8,137,500
Class C, 5.31% 6/15/12	8,550,000	4,275,000
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	1,983,185
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	745,000
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,059,113
Series 2006-C Class A3A, 5.07% 7/15/11	786,033	750,784
Series 2007-B Class A3A, 5.03% 4/15/12	6,430,788	5,855,124
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	1,938,459	1,884,243
Carrington Mortgage Loan Trust Series 2006-NC4 Class M1, 0.7738% 10/25/36 (f)	1,170,000	45,981
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	4,496,474	3,451,572
CIT Equipment Collateral Trust:
Series 2006-VT1 Class C, 5.28% 2/20/13	495,180	470,090
Series 2006-VT2:
Class A3, 5.07% 2/20/10	3,396,625	3,393,101
Class D, 5.46% 4/20/14	404,115	202,058
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 0.5238% 8/26/36 (f)	21,805	21,584
Series 2006-NC2:
Class A2A, 0.5138% 9/25/36 (f)	85,572	82,737
Class A2B, 0.6338% 9/25/36 (f)	1,430,000	564,094
Series 2006-WF2 Class A2B, 5.735% 5/25/36	435,393	427,340
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	1,381,646	1,380,864
Series 2007-A Class A3, 4.98% 10/15/10	4,816,420	4,806,276
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.5938% 1/25/37 (f)	$ 73,717	$ 68,801
Series 2007-11 Class 2A1, 0.5338% 6/25/47 (f)	1,038,825	921,846
Series 2007-4 Class A1A, 0.5938% 9/25/37 (f)	6,094,312	5,501,318
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (f)	929,211	791,027
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 0.9738% 5/25/34 (f)	5,275,000	2,968,469
Series 2004-3 Class M1, 0.9738% 6/25/34 (f)	1,500,000	987,050
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (b)	2,425,911	2,326,601
Series 2007-B Class A3, 5.47% 11/15/11 (b)	2,234,999	1,996,833
Series 2007-C Class A3, 5.45% 5/15/12 (b)	1,819,988	1,601,590
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	1,373,406	1,350,016
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 0.6338% 11/25/36 (f)	8,231,000	2,320,113
Class M1, 0.7338% 11/25/36 (f)	5,480,000	123,848
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (f)	52,914	27,855
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (f)	622,792	570,316
Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (f)	1,298,587	1,186,379
Series 2007-FF2 Class A2C, 0.6238% 3/25/37 (f)	5,525,000	1,699,694
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	2,000,000	1,400,000
Fosse Master Issuer PLC Series 2007-1A Class C2, 1.6925% 10/18/54 (b)(f)	1,680,000	1,218,706
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	308,311
Class C, 5.41% 7/21/14	3,340,000	2,431,286
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,367,039
Class C, 5.43% 2/16/15	3,215,000	2,205,779
Fremont Home Loan Trust:
Series 2005-A Class M1, 0.9038% 1/25/35 (f)	2,539,664	2,340,681
Series 2006-3 Class 2A1, 0.5438% 2/25/37 (f)	42,760	41,567
Series 2006-D Class M1, 0.7038% 11/25/36 (f)	1,695,000	41,019
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(f)	2,810,000	1,893,149
GE Business Loan Trust Series 2006-2A:
Class A, 0.6413% 11/15/34 (b)(f)	6,036,182	3,837,453
Class B, 0.7413% 11/15/34 (b)(f)	2,182,073	690,950
Class C, 0.8413% 11/15/34 (b)(f)	3,623,483	434,818
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A: - continued
Class D, 1.2113% 11/15/34 (b)(f)	$ 1,377,650	$ 82,659
GE Equipment Midticket LLC Series 2006-1:
Class B, 0.605% 9/15/17 (f)	2,765,000	2,211,677
Class C, 0.775% 9/15/17 (f)	1,610,000	942,286
Goal Capital Funding Trust Series 2007-1 Class C1, 1.8663% 6/25/42 (f)	3,865,000	2,705,500
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	729,500	664,198
Class C, 5.74% 12/15/14	2,209,004	2,110,290
GSAMP Trust:
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (f)	2,775,000	1,054,868
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (f)	2,347,835	1,351,266
Series 2006-FM3 Class ABS, 0.6738% 11/25/36 (f)	6,635,000	2,071,840
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (f)	975,000	46,508
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 0.4594% 3/25/36 (f)	43,844	42,866
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (b)(f)	4,005,000	2,042,550
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7938% 8/25/33 (f)	2,820,244	1,353,107
Series 2003-4 Class M1, 1.6738% 10/25/33 (f)	7,378,646	3,267,672
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (f)	4,513,405	3,116,130
Series 2006-7 Class M4, 0.8538% 1/25/37 (f)	1,320,000	6,072
Series 2006-8 Class 2A1, 0.5238% 3/25/37 (f)	154,584	134,056
Home Equity Loan Trust Series 2007-FRE1 Class M1, 0.9738% 4/25/37 (f)	7,165,000	370,431
HSBC Automotive Trust:
Series 2006-3 Class A3, 5.28% 9/19/11	2,179,453	2,125,989
Series 2007-1 Class A3, 5.3% 11/17/11	1,870,541	1,867,506
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 0.55% 3/20/36 (f)	773,108	737,402
Series 2007-2 Class A3V, 0.69% 7/21/36 (f)	1,055,000	466,187
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 0.6338% 10/25/36 (f)	2,445,000	689,184
Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (f)	1,485,000	445,729
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	989,043	983,591
Class C, 5.34% 11/15/12	1,281,433	1,276,220
Series 2007-A Class A3A, 5.04% 1/17/12	3,795,968	3,800,483
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 0.6138% 1/25/35 (f)	$ 1,645,000	$ 673,422
Class M1, 0.6938% 5/25/36 (f)	765,000	36,644
Series 2006-NC2 Class M2, 0.7738% 7/25/36 (f)	1,070,000	28,890
Series 2006-WF1:
Class A1A, 5.6% 7/25/36	36,976	36,773
Class A1B, 0.5738% 7/25/36 (f)	123,507	121,944
Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (f)	1,450,000	616,250
Class MV1, 0.7038% 11/25/36 (f)	1,180,000	119,816
Series 2007-CH3 Class M1, 0.7738% 3/25/37 (f)	3,000,000	114,600
Keycorp Student Loan Trust Series 2006-A Class 2C, 4.9188% 3/27/42 (f)	11,300,000	1,898,050
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	6,999,752
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M1, 1.0038% 6/25/34 (f)	5,225,000	2,757,421
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (f)	2,340,000	1,317,534
Series 2006-10 Class 2A3, 0.6338% 11/25/36 (f)	2,270,000	678,809
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (f)	226,403	222,476
Series 2006-8 Class 2A1, 0.5138% 9/25/36 (f)	323,490	305,739
Series 2006-9 Class M4, 0.8438% 11/25/36 (f)	416,797	792
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (f)	500,000	18,200
Series 2006-HE5 Class M1, 0.7038% 11/25/36 (f)	9,900,000	241,560
Series 2006-NC3 Class M1, 0.7038% 10/25/36 (f)	2,860,000	67,210
MBNA Master Credit Card Trust II Series 1999-B Class A, 5.9% 8/15/11	3,650,000	3,652,088
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2238% 7/25/34 (f)	1,252,551	603,239
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(f)	4,000,000	3,661,200
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	2,811,937	2,539,698
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (f)	4,866,616	3,388,981
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (f)	3,101,000	2,198,530
Series 2006-MLN1 Class A2A, 0.5438% 7/25/37 (f)	676,846	622,576
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (f)	9,304,719	4,284,535
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (f)	1,502,082	869,703
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (f)	3,291,988	1,906,534
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (f)	$ 2,305,524	$ 2,178,573
Series 2006-NC5 Class A2C, 0.6238% 10/25/36 (f)	1,285,000	362,209
Series 2007-HE2:
Class A2A, 0.5138% 1/25/37 (f)	145,795	117,673
Class M1, 0.7238% 1/25/37 (f)	1,375,000	32,863
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (f)	145,056	97,117
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (f)	77,901	61,992
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (f)	67,212	18,610
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (b)(f)	3,126,205	1,794,507
Series 2002-NC3 Class M1, 1.5538% 8/25/32 (f)	1,764,859	804,869
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5738% 4/25/37 (f)	1,513,523	1,149,495
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (f)	167,440	154,198
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(g)	22,795,000	2,051,550
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	16,950,000	958,743
Series 2006-1 Class AIO, 5.5% 4/25/11 (g)	2,440,000	170,800
Series 2006-2 Class AIO, 6% 8/25/11 (g)	1,210,000	121,000
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	1,945,000	284,028
Series 2006-4:
Class AIO, 6.35% 2/27/12 (g)	6,185,000	838,562
Class D, 1.5738% 5/25/32 (f)	8,700,000	696,000
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	8,315,000	1,359,087
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	7,070,000	1,117,272
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.9438% 2/25/36 (f)	2,775,000	187,590
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (b)(f)	7,900,000	948,000
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	340,218	296,521
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (f)	910,000	5,187
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.5438% 1/25/37 (f)	217,764	200,633
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (f)	357,437	318,199
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (f)	475,101	426,108
Ownit Mortgage Loan Trust:
Series 2006-6 Class A2A, 0.5338% 9/25/37 (f)	1,048,964	993,418
Series 2006-7 Class A2C, 0.6338% 10/25/37 (f)	1,975,000	620,839
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 0.9938% 1/25/35 (f)	$ 9,300,000	$ 5,313,470
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.5438% 9/25/36 (f)	764,615	730,599
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (b)(f)	11,090,000	4,768,700
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (b)	2,775,000	1,665,000
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 0.5938% 10/25/36 (f)	2,455,000	1,574,541
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.1938% 1/25/36 (f)	500,000	12,700
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (f)	598,954	371,769
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (f)	397,855	314,702
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (b)(f)	1,320,574	990,563
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	86,293	85,362
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	3,435,088	34,351
Structured Asset Securities Corp. Series 2006-BC3 Class M7, 1.2738% 10/25/36 (f)	2,630	2
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (f)	1,921,875	1,456,048
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 0.7413% 9/15/11 (f)	4,825,000	1,930,000
Series 2007-AE1:
Class A, 0.555% 1/15/12 (f)	1,570,000	1,099,000
Class B, 0.755% 1/15/12 (f)	1,060,000	424,000
Class C, 1.055% 1/15/12 (f)	1,330,000	399,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (b)(f)	9,345,000	8,410,500
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	8,501,771	6,777,102
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.555% 6/15/12 (f)	3,570,000	2,570,400
Class B, 0.675% 6/15/12 (f)	2,220,000	1,057,621
Class C, 0.955% 6/15/12 (f)	1,330,000	532,000
Series 2007-2 Class A, 1.105% 10/15/12 (f)	15,000,000	9,750,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 1.8725% 4/6/42 (b)(f)	860,000	172,000
Class B, 1.9725% 4/6/42 (b)(f)	5,720,000	457,600
Asset-Backed Securities - continued
	Principal Amount	Value
Triad Auto Receivables Owner Trust Series 2007-A Class A3, 5.28% 2/13/12	$ 15,000,000	$ 14,036,715
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 0.605% 10/17/11 (f)	4,060,000	3,552,500
Class C, 0.805% 10/17/11 (f)	3,815,000	3,083,467
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (b)	5,252,000	5,055,714
Series 2006-2A:
Class A3, 5.23% 8/22/11 (b)	2,113,341	2,103,349
Class B, 5.29% 6/20/12 (b)	2,140,000	2,077,615
Class D, 5.54% 12/20/12 (b)	3,050,000	1,555,500
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.955% 8/15/15 (b)(f)	8,000,000	3,475,842
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	675,000	604,125
Series 2007-C1 Class C1, 0.855% 5/15/14 (b)(f)	5,370,000	3,159,601
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 0.5638% 4/25/37 (f)	1,312,366	1,082,670
WFS Financial Owner Trust Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,691,052
TOTAL ASSET-BACKED SECURITIES (Cost $553,292,034)		316,027,416
Collateralized Mortgage Obligations - 22.6%

Private Sponsor - 22.6%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(f)	1,415,000	1,061,250
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(f)	2,890,000	2,697,382
Class 2M, 1.4375% 2/17/52 (b)(f)	1,965,000	1,765,513
Banc of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 5.2035% 12/25/33 (f)	368,511	299,256
Class 2A1, 5.2233% 12/25/33 (f)	7,072,080	5,741,888
Series 2003-L Class 2A1, 5.3147% 1/25/34 (f)	11,093,988	8,619,164
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (f)	7,242,395	5,636,047
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (f)	560,268	456,715
Class 2A2, 5.1951% 2/25/34 (f)	2,418,511	1,971,505
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (f)	573,404	436,698
Class 2A2, 4.0864% 3/25/34 (f)	6,697,970	5,001,409
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 5.971% 4/25/34 (f)	$ 526,238	$ 414,744
Series 2004-D:
Class 1A1, 4.9701% 5/25/34 (f)	1,742,599	1,406,158
Class 2A2, 4.1973% 5/25/34 (f)	16,650,097	12,887,816
Series 2004-G Class 2A7, 4.5196% 8/25/34 (f)	13,122,529	9,694,050
Series 2004-H Class 2A1, 4.4743% 9/25/34 (f)	13,068,175	10,158,742
Series 2004-J Class 2A1, 4.7597% 11/25/34 (f)	13,704,122	10,665,215
Series 2005-H Class 2A2, 4.8028% 9/25/35 (f)	7,802	2,516
Series 2005-J Class 2A4, 5.0889% 11/25/35 (f)	7,646,000	5,069,926
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (f)	149,213	73,696
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (f)	207,651	115,219
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4247% 10/12/41 (b)(f)(g)	25,396,719	382,264
Citigroup Mortgage Loan Trust:
floater Series 2006-FX1 Class A2, 0.6738% 10/25/36 (f)	5,758,000	4,811,979
Series 2004-UST1 Class A4, 4.399% 8/25/34 (f)	3,915	3,132
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3958% 6/20/35 (f)	1,440,000	579,631
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (f)	339,686	142,140
Series 2005-10 Class 5A2, 0.7938% 1/25/36 (f)	349,127	139,976
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (f)	146,493	82,833
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (f)	294,018	147,299
Series 2005-6 Class 1A2, 0.7438% 7/25/35 (f)	4,117,585	3,242,738
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (f)	1,095,527	771,292
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(f)	3,315,000	2,543,268
Class C2, 1.6125% 10/18/54 (b)(f)	1,110,000	555,000
Class M2, 1.3925% 10/18/54 (b)(f)	1,900,000	1,227,780
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(f)	2,270,000	1,061,312
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.02% 12/20/54 (f)	1,073,514	75,146
Series 2006-1A Class C2, 1.07% 12/20/54 (b)(f)	2,685,000	187,950
Series 2006-2 Class C1, 0.94% 12/20/54 (f)	240,000	24,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.56% 12/20/54 (f)	$ 3,540,000	$ 708,000
Class C1, 0.85% 12/20/54 (f)	2,165,000	151,550
Class M1, 0.64% 12/20/54 (f)	930,000	139,500
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (f)	1,975,000	197,500
Class 1M1, 0.62% 12/20/54 (f)	1,490,000	223,500
Class 2C1, 0.9% 12/20/54 (f)	880,000	88,000
Class 2M1, 0.72% 12/20/54 (f)	1,915,000	306,400
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (f)	2,645,000	264,500
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (f)	1,156,022	795,007
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(f)	720,000	504,000
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (f)	27,630	17,114
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (f)	2,103,978	883,671
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (b)(f)	230,000	126,500
Class C, 0.645% 6/15/22 (b)(f)	1,495,000	747,500
Class D, 0.655% 6/15/22 (b)(f)	575,000	258,750
Class E, 0.665% 6/15/22 (b)(f)	920,000	368,000
Class F, 0.695% 6/15/22 (b)(f)	690,000	241,500
Class G, 0.765% 6/15/22 (b)(f)	345,000	103,500
Class H, 0.785% 6/15/22 (b)(f)	690,000	172,500
Class J, 0.825% 6/15/22 (b)(f)	805,000	161,000
Class TM, 0.955% 6/15/22 (b)(f)	16,183,978	9,953,147
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-E Class A2, 2.0813% 10/25/28 (f)	117,928	70,368
Series 2004-B Class A2, 2.8388% 6/25/29 (f)	85,896	50,809
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (f)	2,880,000	135,648
Permanent Financing No. 4 PLC Class 3C, 2.9894% 6/10/42 (f)	2,380,000	2,372,717
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (f)	1,050,000	711,118
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 1.1744% 10/15/33 (f)	10,110,000	8,271,497
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7988% 7/10/35 (b)(f)	$ 7,472,796	$ 3,635,515
Class B6, 3.2988% 7/10/35 (b)(f)	3,258,616	1,443,241
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (b)(f)	2,963,417	1,585,428
Class B4, 2.0988% 6/10/35 (b)(f)	2,647,749	1,364,385
Class B5, 2.6988% 6/10/35 (b)(f)	1,807,040	899,906
Class B6, 3.1988% 6/10/35 (b)(f)	1,072,628	526,124
Series 2004-B:
Class B4, 1.5488% 2/10/36 (b)(f)	1,494,813	411,821
Class B5, 1.9988% 2/10/36 (b)(f)	1,011,873	251,046
Class B6, 2.4488% 2/10/36 (b)(f)	367,954	75,688
Series 2004-C:
Class B4, 1.3988% 9/10/36 (b)(f)	1,863,488	546,561
Class B5, 1.7988% 9/10/36 (b)(f)	2,049,837	549,971
Class B6, 2.1988% 9/10/36 (b)(f)	279,523	61,244
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (f)	2,097,052	1,616,661
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	7,049,593	6,227,730
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,488,672	1,281,283
Series 2004-SL3 Class A1, 7% 8/25/16	848,384	741,352
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (b)(f)	1,100,093	825,241
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (f)	208,665	127,185
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (f)	107,592	66,136
Series 2004-4 Class A, 4.4388% 5/20/34 (f)	102,125	63,552
Series 2004-5 Class A3, 2.9113% 6/20/34 (f)	118,236	72,308
Series 2004-6 Class A3A, 2.1613% 6/20/35 (f)	102,521	65,752
Series 2004-7 Class A3A, 1.9138% 8/20/34 (f)	94,444	56,575
Series 2005-1 Class A2, 1.8388% 2/20/35 (f)	113,257	70,154
WaMu Mortgage pass-thru certificates:
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	2,853,510	2,557,717
Series 2003-AR10 Class A7, 4.669% 10/25/33 (f)	1,659,414	1,041,880
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 4.8598% 9/25/34 (f)	4,144,218	3,313,090
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	$ 23,213,292	$ 17,859,828
Series 2005-AR4 Class 2A2, 4.5395% 4/25/35 (f)	10,358,495	8,267,183
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $275,876,718)		183,780,502
Commercial Mortgage Securities - 15.4%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A1, 5.363% 5/10/11 (f)	2,867,239	2,815,457
Series 2006-5 Class A1, 5.185% 7/10/11	698,729	680,861
Series 2007-2 Class A1, 5.421% 1/10/12	1,744,619	1,685,548
Series 2006-5 Class XP, 0.832% 9/10/47 (g)	26,244,740	513,825
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	207,273	206,716
Series 2006-1 Class A1, 5.219% 9/10/45 (f)	6,961,518	6,851,029
Series 2002-2 Class XP, 1.794% 7/11/43 (b)(f)(g)	7,960,055	122,932
Series 2003-2 Class XP, 0.3131% 3/11/41 (b)(f)(g)	110,123,016	568,356
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.765% 10/15/19 (b)(f)	820,000	369,000
Class G, 0.785% 10/15/19 (b)(f)	870,000	304,500
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.8338% 4/25/34 (b)(f)	2,216,304	1,662,228
Class B, 2.3738% 4/25/34 (b)(f)	255,727	95,898
Class M1, 1.0338% 4/25/34 (b)(f)	198,899	124,312
Class M2, 1.6738% 4/25/34 (b)(f)	198,899	104,422
Series 2004-2 Class A, 0.9038% 8/25/34 (b)(f)	1,914,701	1,531,761
Series 2004-3:
Class A1, 0.8438% 1/25/35 (b)(f)	4,380,654	3,175,974
Class A2, 0.8938% 1/25/35 (b)(f)	623,189	436,233
Class M1, 0.9738% 1/25/35 (b)(f)	751,493	488,470
Series 2005-2A Class A1, 0.7838% 8/25/35 (b)(f)	1,630,758	1,141,531
Series 2005-3A Class A2, 0.8738% 11/25/35 (b)(f)	589,489	383,168
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (b)(f)	932,118	634,027
Class A2, 0.7438% 12/25/36 (b)(f)	4,471,854	3,102,573
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B1, 1.1738% 12/25/36 (b)(f)	$ 138,662	$ 27,732
Class B2, 1.7238% 12/25/36 (b)(f)	130,959	60,320
Class B3, 2.9238% 12/25/36 (b)(f)	239,430	105,373
Class M1, 0.7638% 12/25/36 (b)(f)	304,286	195,352
Class M2, 0.7838% 12/25/36 (b)(f)	192,586	121,329
Class M3, 0.8138% 12/25/36 (b)(f)	195,668	82,180
Class M4, 0.8738% 12/25/36 (b)(f)	234,955	93,982
Class M5, 0.9138% 12/25/36 (b)(f)	215,697	86,279
Class M6, 0.9938% 12/25/36 (b)(f)	192,586	107,039
Series 2007-1:
Class A2, 0.7438% 3/25/37 (b)(f)	840,265	483,152
Class B1, 1.1438% 3/25/37 (b)(f)	268,084	93,830
Class B2, 1.6238% 3/25/37 (b)(f)	192,061	60,979
Class B3, 3.8238% 3/25/37 (b)(f)	552,174	161,511
Class M1, 0.7438% 3/25/37 (b)(f)	224,071	121,558
Class M2, 0.7638% 3/25/37 (b)(f)	168,053	86,967
Class M3, 0.7938% 3/25/37 (b)(f)	152,048	76,024
Class M4, 0.8438% 3/25/37 (b)(f)	112,035	53,777
Class M5, 0.8938% 3/25/37 (b)(f)	188,059	84,627
Class M6, 0.9738% 3/25/37 (b)(f)	264,083	105,633
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (b)(f)	714,575	432,318
Class A2, 0.7938% 7/25/37 (b)(f)	670,191	413,843
Class B1, 2.0738% 7/25/37 (b)(f)	199,726	63,413
Class B2, 2.7238% 7/25/37 (b)(f)	173,096	53,660
Class B3, 3.8238% 7/25/37 (b)(f)	190,849	57,255
Class M1, 0.8438% 7/25/37 (b)(f)	226,356	122,798
Class M2, 0.8838% 7/25/37 (b)(f)	115,397	59,718
Class M3, 0.9638% 7/25/37 (b)(f)	115,397	56,833
Class M4, 1.1238% 7/25/37 (b)(f)	248,548	103,769
Class M5, 1.2238% 7/25/37 (b)(f)	217,479	85,361
Class M6, 1.4738% 7/25/37 (b)(f)	275,178	101,128
Series 2007-3:
Class B1, 1.4238% 7/25/37 (b)(f)	196,829	93,710
Class B2, 2.0738% 7/25/37 (b)(f)	515,168	245,323
Class B3, 4.4738% 7/25/37 (b)(f)	264,507	121,356
Class M1, 0.7838% 7/25/37 (b)(f)	169,732	98,530
Class M2, 0.8138% 7/25/37 (b)(f)	181,305	101,748
Class M3, 0.8438% 7/25/37 (b)(f)	297,032	156,744
Class M4, 0.9738% 7/25/37 (b)(f)	466,764	244,258
Class M5, 1.0738% 7/25/37 (b)(f)	235,311	120,832
Class M6, 1.2738% 7/25/37 (b)(f)	177,448	90,072
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (b)(f)	$ 281,741	$ 89,453
Class B2, 3.9238% 9/25/37 (b)(f)	1,058,803	309,700
Class M1, 1.4238% 9/25/37 (b)(f)	259,020	129,510
Class M2, 1.5238% 9/25/37 (b)(f)	259,020	116,559
Class M4, 2.0738% 9/25/37 (b)(f)	690,721	276,288
Class M5, 2.2238% 9/25/37 (b)(f)	690,721	259,020
Class M6, 2.4238% 9/25/37 (b)(f)	695,265	243,343
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.705% 3/15/22 (b)(f)	490,000	304,343
Class E, 0.755% 3/15/22 (b)(f)	2,550,000	1,495,291
Class F, 0.805% 3/15/22 (b)(f)	1,565,000	876,665
Class G, 0.855% 3/15/22 (b)(f)	400,000	217,390
Class H, 1.005% 3/15/22 (b)(f)	490,000	220,500
Class J, 1.155% 3/15/22 (b)(f)	490,000	196,000
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (f)	2,065,821	1,992,952
Series 2007-PW17 Class A1, 5.282% 6/11/50	3,117,129	2,981,887
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,386,026	1,328,758
Class X2, 0.3676% 2/11/44 (b)(f)(g)	113,638,227	1,529,093
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (b)(f)	515,000	159,650
Class H, 0.825% 11/15/36 (b)(f)	410,000	123,000
Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	4,415,214	3,777,062
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	5,084,048	4,995,925
COMM pass-thru certificates:
sequential payer Series 2006-C8 Class A1, 5.11% 12/10/46	1,253,164	1,233,987
Series 2004-LBN2 Class X2, 0.8624% 3/10/39 (b)(f)(g)	23,360,936	346,852
Series 2006-C8 Class XP, 0.4948% 12/10/46 (f)(g)	129,314,959	2,143,279
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	4,804,129	4,695,774
Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	1,049,728	1,027,065
Series 2006-C5 Class ASP, 0.6637% 12/15/39 (f)(g)	78,426,616	1,852,013
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	$ 1,096,385	$ 1,025,249
Series 2003-C4 Class ASP, 0.4382% 8/15/36 (b)(f)(g)	70,551,031	498,655
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 1.0905% 11/10/38 (b)(f)(g)	70,468,650	1,293,262
Series 2007-C1 Class XP, 0.2042% 12/10/49 (f)(g)	92,629,032	740,032
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.6873% 12/10/38 (b)(f)(g)	80,742,202	859,630
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	4,871,172	3,827,964
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,280,798	1,247,825
Series 2003-C1 Class XP, 2.0725% 7/5/35 (b)(f)(g)	52,465,262	1,104,278
Series 2003-C2 Class XP, 0.9758% 1/5/36 (b)(f)(g)	93,145,652	1,283,938
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 0.765% 3/6/20 (b)(f)	4,615,000	2,953,600
Class D, 0.815% 3/6/20 (b)(f)	5,460,000	3,494,400
Class F, 0.925% 3/6/20 (b)(f)	380,000	231,800
Class G, 0.965% 3/6/20 (b)(f)	190,000	114,000
Class H, 1.095% 3/1/20 (b)(f)	315,000	189,000
Class J, 1.295% 3/1/20 (b)(f)	450,000	256,500
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,784,076	1,419,583
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	633,038	639,427
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9723% 1/15/38 (b)(f)(g)	20,760,111	333,910
Series 2004-CB8 Class X2, 1.1064% 1/12/39 (b)(f)(g)	23,911,509	397,405
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (b)(f)	248,502	116,796
Class E, 0.7413% 11/15/18 (b)(f)	372,753	167,739
Class F, 0.7913% 11/15/18 (b)(f)	559,130	246,017
Class G, 0.8213% 11/15/18 (b)(f)	483,925	203,249
Class H, 0.9613% 11/15/18 (b)(f)	372,753	149,101
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	113,318	113,013
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	$ 599,800	$ 585,129
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	728,353	712,157
Series 2007-C2 Class A1, 5.226% 2/15/40	670,601	654,320
Series 2004-C2 Class XCP, 0.8376% 3/15/36 (b)(f)(g)	135,946,095	2,660,737
Series 2004-C4 Class A2, 4.567% 6/15/29 (f)	1,347,688	1,342,099
Merrill Lynch Mortgage Trust sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	2,696,464	2,577,790
Series 2007-C1 Class A1, 4.533% 6/12/50	4,303,906	4,106,062
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-8 Class A1, 4.622% 8/12/49	1,350,333	1,287,608
Series 2006-4 Class XP, 0.6219% 12/12/49 (f)(g)	42,179,584	964,196
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 0.9613% 7/17/17 (b)(f)	1,959,455	176,351
Series 2007-XLFA:
Class MHRO, 1.152% 10/15/20 (b)(f)	931,091	102,420
Class MJPM, 1.462% 10/15/20 (b)(f)	281,468	25,332
Class MSTR, 1.162% 10/15/20 (b)(f)	505,000	70,700
Class NHRO, 1.352% 10/15/20 (b)(f)	1,433,151	128,984
Class NSTR, 1.312% 10/15/20 (b)(f)	460,000	50,600
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	350,302	346,820
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,259,646	1,223,127
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,282,119	1,229,996
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,048,369	2,936,848
Series 2007-T25 Class A1, 5.391% 11/12/49	1,847,382	1,783,613
Series 2006-HQ10 Class X2, 0.4959% 11/1/41 (b)(f)(g)	60,558,985	932,869
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (f)	1,935,581	1,567,026
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (b)(f)	2,421,144	193,692
Class D, 1.1613% 7/17/17 (b)(f)	1,137,865	79,651
Class E, 1.2613% 7/17/17 (b)(f)	927,015	55,621
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (b)(f)	111,457	27,864
Class AP2, 1.255% 6/15/20 (b)(f)	193,936	38,787
Class F, 0.935% 6/15/20 (b)(f)	3,755,000	1,201,600
Class LXR2, 1.255% 6/15/20 (b)(f)	2,558,451	383,768
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	$ 2,239,863	$ 2,117,754
Series 2006-C29 Class A1, 5.11% 11/15/48	6,639,444	6,469,595
Series 2007-C31 Class A1, 5.14% 4/15/47	881,405	857,138
Series 2003-C8 Class XP, 0.4016% 11/15/35 (b)(f)(g)	37,807,225	260,167
Series 2003-C9 Class XP, 0.4932% 12/15/35 (b)(f)(g)	35,252,560	298,462
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $167,457,765)		125,305,749
Cash Equivalents - 12.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $103,223,000)	$ 103,225,226	103,223,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,217,326,852)		844,599,672
NET OTHER ASSETS - (3.8)%		(31,118,114)
NET ASSETS - 100%		$ 813,481,558
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (d)	August 2035	$ 3,000,000	(2,813,150)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (e)	August 2037	7,000,000	(6,755,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (e)

	August 2037	$ 3,000,000	$ (2,895,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (e)	August 2037	7,000,000	(6,755,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (e)	August 2037	3,900,000	(3,763,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (e)	August 2037	1,400,000	(1,351,000)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX BBB 06-01 Index, par value of the proportional notional amount (Rating-Caa1) (e)	August 2045	5,004,691	(4,804,503)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX BBB 06-01 Index, par value of the proportional notional amount (Rating-Caa1) (e)	August 2045	2,919,403	(2,802,628)
		$ 33,224,094	$ (31,939,781)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,153,881 or 19.3% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,442,037.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$103,223,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 40,473,743
UBS Securities LLC	62,749,257
$ 103,223,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 844,599,672	$ -	$ 779,992,112	$ 64,607,560
Other Financial Instruments*	$ (31,939,781)	$ -	$ -	$ (31,939,781)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 34,716,315	$ (776,710)
Total Realized Gain (Loss)	(55,162)	-
Total Unrealized Gain (Loss)	(36,387,191)	(8,201,036)
Cost of Purchases	-	-
Proceeds of Sales	(4,618,675)	-
Amortization/Accretion	(6,740,809)	-
Transfer in/out of Level 3	77,693,082	(22,962,035)
Ending Balance	$ 64,607,560	$ (31,939,781)
*The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(830,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $103,223,000) - See accompanying schedule: Unaffiliated issuers (cost $1,217,326,852)		$ 844,599,672
Cash		65,716
Receivable for investments sold		1,656,037
Receivable for swap agreements		21,636
Interest receivable		2,879,219
Total assets		849,222,280

Liabilities
Payable for investments purchased	$ 94
Payable for swap agreements	3,783,212
Distributions payable	23
Unrealized depreciation on swap agreements	31,939,781
Other payables and accrued expenses	17,612
Total liabilities		35,740,722

Net Assets		$ 813,481,558
Net Assets consist of:
Paid in capital		$ 1,211,072,451
Net unrealized appreciation (depreciation) on investments		(397,590,893)
Net Assets, for 11,468,474 shares outstanding		$ 813,481,558
Net Asset Value, offering price and redemption price per share ($813,481,558 ÷ 11,468,474 shares)		$ 70.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 18,109,202

Expenses
Custodian fees and expenses	$ 12,420
Independent directors' compensation	2,163
Miscellaneous	14,117
Total expenses before reductions	28,700
Expense reductions	(8,124)	20,576
Net investment income		18,088,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,631,680)
Futures contracts	15,209,114
Swap agreements	(11,749,652)
Total net realized gain (loss)		(19,172,218)
Change in net unrealized appreciation (depreciation) on: Investment securities	(144,074,092)
Futures contracts	(7,582,490)
Swap agreements	10,337,840
Total change in net unrealized appreciation (depreciation)		(141,318,742)
Net gain (loss)		(160,490,960)
Net increase (decrease) in net assets resulting from operations		$ (142,402,334)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,088,626	$ 97,417,734
Net realized gain (loss)	(19,172,218)	(132,428,626)
Change in net unrealized appreciation (depreciation)	(141,318,742)	(123,081,588)
Net increase (decrease) in net assets resulting from operations	(142,402,334)	(158,092,480)
Distributions to partners from net investment income	(21,994,472)	(98,815,374)
Affiliated share transactions Proceeds from sales of shares	10,000	52,990,173
Reinvestment of distributions	21,994,449	98,611,949
Cost of shares redeemed	(549,553,034)	(1,169,356,356)
Net increase (decrease) in net assets resulting from share transactions	(527,548,585)	(1,017,754,234)
Total increase (decrease) in net assets	(691,945,391)	(1,274,662,088)

Net Assets
Beginning of period	1,505,426,949	2,780,089,037
End of period	$ 813,481,558	$ 1,505,426,949
Other Information Shares
Sold	139	576,412
Issued in reinvestment of distributions	287,070	1,092,600
Redeemed	(6,667,761)	(12,950,190)
Net increase (decrease)	(6,380,552)	(11,281,178)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 84.34	$ 95.44	$ 100.00
Income from Investment Operations
Net investment income D	1.392	4.176	4.836
Net realized and unrealized gain (loss)	(13.144)	(11.149)	(4.540)
Total from investment operations	(11.752)	(6.973)	.296
Distributions to partners from net investment income	(1.658)	(4.127)	(4.856)
Net asset value, end of period	$ 70.93	$ 84.34	$ 95.44
Total Return B, C	(14.04)%	(7.47)%	.23%
Ratios to Average Net Assets G, I
Expenses before reductions	.01% A	-% E	-%A, E
Expenses net of fee waivers, if any	.01% A	-% E	-%A, E
Expenses net of all reductions	-% A, E	-% E	-%A, E
Net investment income	3.61% A	4.62%	5.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 813,482	$ 1,505,427	$ 2,780,089
Portfolio turnover rate J	45% A	33%	59%A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 25, 2006 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity 1-3 Year Duration Securitized Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 157,357
Unrealized depreciation	(372,803,942)
Net unrealized appreciation (depreciation)	$ (372,646,585)
Cost for federal income tax purposes	$ 1,217,246,257

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Futures Contracts - continued

gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $33,224,094 representing 4.1% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $537,730 and $234,432,274, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $140,351.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,163.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,961.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

In March 2009, the Board of Directors of the Fund approved a Plan of Liquidation and Dissolution. Under the Plan, the Fund will distribute in-kind all of its net assets to its shareholders pro-rata at the NAV per share of the Fund determined as of the close of business on or about June 19, 2009.

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Fidelity® Commercial Mortgage-Backed Securities Central Fund

Semiannual Report

February 28, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

25CEN-SANN-0409
1.833853.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.0016%	$ 1,000.00	$ 791.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 4.6%	U.S. Government and U.S. Government Agency Obligations 6.4%
AAA 76.9%	AAA 68.6%
AA 8.6%	AA 13.6%
A 3.2%	A 3.8%
BBB 3.4%	BBB 2.6%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 0.6%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 4.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	3.9	3.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	2.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	U.S. Government and U.S. Government Agency Obligations 4.6%		U.S. Government and U.S. Government Agency Obligations 6.4%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 5.6%
	CMOs and Other Mortgage Related Securities 89.0%		CMOs and Other Mortgage Related Securities 83.7%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	0.7%	** Foreign investments	0.9%
* Futures and Swaps	3.7%	** Futures and Swaps	19.2%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 3.9%
	Principal Amount	Value
U.S. Treasury Notes:
1.75% 1/31/14	$ 50,000,000	$ 49,449,000
1.875% 2/28/14	41,000,000	40,718,330
TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,360,000)		90,167,330
Asset-Backed Securities - 3.9%

AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	1,435,000	1,260,356
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	3,253,250
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(c)	10,000,000	1
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,880,000	3,690,744
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	504,113	252,057
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 0.6338% 9/25/36 (c)	1,775,000	700,187
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (b)	5,324,999	4,050,659
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (b)	14,111,487	12,128,444
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	1,395,000	976,500
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	15,500,661	13,961,755
GE Business Loan Trust Series 2006-2A:
Class A, 0.6413% 11/15/34 (b)(c)	7,269,142	4,621,297
Class B, 0.7413% 11/15/34 (b)(c)	2,628,350	832,262
Class C, 0.8413% 11/15/34 (b)(c)	4,359,711	523,165
Class D, 1.2113% 11/15/34 (b)(c)	1,658,730	99,524
GE Equipment Midticket LLC Series 2006-1:
Class B, 0.605% 9/15/17 (c)	3,280,000	2,623,617
Class C, 0.775% 9/15/17 (c)	1,910,000	1,117,867
GSAMP Trust Series 2006-FM3 Class ABS, 0.6738% 11/25/36 (c)	7,680,000	2,398,151
Keycorp Student Loan Trust Series 2006-A Class 2C, 4.9188% 3/27/42 (c)	5,700,000	957,423
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	6,999,752
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (c)	2,905,000	1,635,657
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-10 Class 2A3, 0.6338% 11/25/36 (c)	$ 2,685,000	$ 802,908
Series 2006-8 Class 2A1, 0.5138% 9/25/36 (c)	410,182	387,674
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (b)	154,984	116,250
Class C, 5.691% 10/20/28 (b)	70,259	49,538
Class D, 6.01% 10/20/28 (b)	826,580	545,318
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(c)	5,000,000	4,576,500
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5738% 4/25/37 (c)	172,617	131,099
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (d)	23,678,750	4,450,895
Series 2006-4 Class D, 1.5738% 5/25/32 (c)	4,300,000	344,000
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (b)(c)	9,300,000	1,116,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	422,097	367,884
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.7038% 12/25/36 (c)	2,970,000	133,947
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 0.7413% 9/15/11 (c)	5,905,000	2,362,000
Series 2007-AE1 Class C, 1.055% 1/15/12 (c)	1,700,000	510,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 1.8725% 4/6/42 (b)(c)	1,140,000	228,000
Class B, 1.9725% 4/6/42 (b)(c)	7,780,000	622,400
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	4,600,000	3,123,419
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 0.605% 10/17/11 (c)	5,065,000	4,431,875
Class C, 0.805% 10/17/11 (c)	4,755,000	3,843,220
TOTAL ASSET-BACKED SECURITIES (Cost $170,172,270)		90,225,595
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 3.7%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (c)	555,000	83,250
Class C, 5.6985% 4/10/49 (c)	1,480,000	207,200
Class D, 5.6985% 4/10/49 (c)	740,000	96,200
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0957% 12/10/49 (c)	$ 10,000,000	$ 6,830,682
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.399% 8/25/34 (c)	4,761	3,810
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (c)	11,171,000	1,452,230
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.955% 7/16/34 (b)(c)	10,000,000	8,504,405
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3958% 6/20/35 (c)	1,910,000	768,817
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (c)	1,497,267	1,054,133
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 0.56% 12/20/54 (c)	4,415,000	883,000
Class C1, 0.85% 12/20/54 (c)	2,700,000	189,000
Class M1, 0.64% 12/20/54 (c)	1,165,000	174,750
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(c)	900,000	630,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (c)	1,439,453	1,393,950
Class A3, 5.447% 6/12/47 (c)	18,965,000	10,961,791
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	4,500,000	2,924,274
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	3,596,801	2,613,963
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.955% 6/15/22 (b)(c)	22,591,594	13,893,831
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (c)	42,815,000	31,601,353
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,485,570	1,129,730
Series 2006-C2 Class H, 6.308% 7/18/33 (b)	1,370,000	913,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $142,590,476)		86,309,777
Commercial Mortgage Securities - 86.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4181% 2/14/43 (c)	11,700,000	9,838,807
Class A2, 7.1562% 2/14/43 (c)	7,355,000	7,159,757
Commercial Mortgage Securities - continued
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5: - continued
Class A3, 7.2062% 2/14/43 (c)	$ 7,940,000	$ 7,715,963
Class PS1, 1.5863% 2/14/43 (c)(d)	43,823,322	1,552,446
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7212% 5/10/45 (c)	11,675,000	9,015,862
Series 2006-4 Class A1, 5.363% 5/10/11 (c)	3,921,039	3,850,225
Series 2006-5:
Class A1, 5.185% 7/10/11	8,148,018	7,939,656
Class A2, 5.317% 9/10/47	38,595,000	31,609,070
Class A3, 5.39% 9/10/47	13,945,000	9,675,477
Series 2006-6 Class A3, 5.369% 12/10/16	20,000,000	13,817,844
Series 2007-2 Class A1, 5.421% 1/10/12	2,161,897	2,088,697
Series 2007-4 Class A3, 5.8117% 2/10/51 (c)	9,973,000	6,126,116
Series 2006-5 Class XP, 0.832% 9/10/47 (d)	163,868,122	3,208,243
Series 2006-6:
Class E, 5.619% 10/10/45 (b)	5,777,000	693,240
Class XP, 0.4316% 10/10/45 (c)(d)	60,113,002	870,971
Series 2007-3:
Class A3, 5.6583% 6/10/49 (c)	16,700,000	10,267,227
Class A4, 5.6583% 6/10/49 (c)	20,845,000	11,900,508
Series 2008-1 Class A4, 6.1576% 2/10/51 (c)	20,000,000	13,138,610
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,135,482	3,135,151
Series 2001-1 Class A4, 5.451% 1/15/49	21,900,000	13,711,833
Series 2004-2:
Class A3, 4.05% 11/10/38	13,527,000	12,365,945
Class A4, 4.153% 11/10/38	12,682,000	10,689,367
Series 2004-4 Class A3, 4.128% 7/10/42	7,566,737	7,362,037
Series 2005-1 Class A3, 4.877% 11/10/42	34,460,023	31,987,716
Series 2006-1 Class A1, 5.219% 9/10/45 (c)	10,175,788	10,014,283
Series 2001-3 Class H, 6.562% 4/11/37 (b)	5,590,000	4,814,664
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	2,500,000	1,645,250
Class K, 6.15% 5/11/35 (b)	4,650,000	2,944,523
Series 2005-3 Series A3B, 5.09% 7/10/43 (c)	31,065,000	25,294,039
Series 2005-6 Class A3, 5.1796% 9/10/47 (c)	18,000,000	14,531,222
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	963,360
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.7713% 3/15/22 (b)(c)	4,295,000	2,920,600
Class D, 0.8213% 3/15/22 (b)(c)	4,350,000	2,175,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class E, 0.8613% 3/15/22 (b)(c)	$ 3,595,000	$ 1,653,700
Series 2006-BIX1:
Class B, 0.595% 10/15/19 (b)(c)	2,855,000	1,941,400
Class C, 0.635% 10/15/19 (b)(c)	6,425,000	3,726,500
Class D, 0.665% 10/15/19 (b)(c)	7,850,000	3,925,000
Class E, 0.695% 10/15/19 (b)(c)	7,275,000	3,273,750
Class F, 0.765% 10/15/19 (b)(c)	7,405,828	3,332,623
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 0.7838% 8/25/35 (b)(c)	2,313,095	1,619,167
Series 2005-3A Class A2, 0.8738% 11/25/35 (b)(c)	914,135	594,188
Series 2006-2A Class A1, 0.7038% 7/25/36 (b)(c)	13,014,850	10,411,880
Series 2006-4A Class A2, 0.7438% 12/25/36 (b)(c)	2,888,795	2,004,246
Series 2007-1:
Class A2, 0.7438% 3/25/37 (b)(c)	1,252,395	720,127
Class B1, 1.1438% 3/25/37 (b)(c)	364,115	127,440
Class B2, 1.6238% 3/25/37 (b)(c)	264,083	83,846
Class B3, 3.8238% 3/25/37 (b)(c)	748,236	218,859
Class M1, 0.7438% 3/25/37 (b)(c)	340,107	184,508
Class M2, 0.7638% 3/25/37 (b)(c)	252,079	130,451
Class M3, 0.7938% 3/25/37 (b)(c)	224,071	112,035
Class M4, 0.8438% 3/25/37 (b)(c)	168,053	80,665
Class M5, 0.8938% 3/25/37 (b)(c)	280,088	126,040
Class M6, 0.9738% 3/25/37 (b)(c)	392,124	156,849
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (b)(c)	1,016,382	614,911
Class A2, 0.7938% 7/25/37 (b)(c)	949,807	586,506
Class B1, 2.0738% 7/25/37 (b)(c)	279,616	88,778
Class B2, 2.7238% 7/25/37 (b)(c)	244,109	75,674
Class B3, 3.8238% 7/25/37 (b)(c)	275,178	82,553
Class M1, 0.8438% 7/25/37 (b)(c)	319,561	173,362
Class M2, 0.8838% 7/25/37 (b)(c)	163,331	84,524
Class M3, 0.9638% 7/25/37 (b)(c)	164,219	80,878
Class M4, 1.1238% 7/25/37 (b)(c)	350,630	146,388
Class M5, 1.2238% 7/25/37 (b)(c)	310,685	121,944
Class M6, 1.4738% 7/25/37 (b)(c)	390,575	143,536
Series 2007-3:
Class B1, 1.4238% 7/25/37 (b)(c)	247,002	117,597
Class B2, 2.0738% 7/25/37 (b)(c)	646,865	308,037
Class B3, 4.4738% 7/25/37 (b)(c)	334,524	153,479
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M1, 0.7838% 7/25/37 (b)(c)	$ 235,311	$ 136,598
Class M2, 0.8138% 7/25/37 (b)(c)	250,741	140,716
Class M3, 0.8438% 7/25/37 (b)(c)	408,901	215,777
Class M4, 0.9738% 7/25/37 (b)(c)	644,212	337,116
Class M5, 1.0738% 7/25/37 (b)(c)	320,177	164,411
Class M6, 1.2738% 7/25/37 (b)(c)	243,026	123,360
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (b)(c)	359,902	114,269
Class B2, 3.9238% 9/25/37 (b)(c)	1,358,721	397,426
Class M1, 1.4238% 9/25/37 (b)(c)	363,537	181,769
Class M2, 1.5238% 9/25/37 (b)(c)	363,537	163,592
Class M4, 2.0738% 9/25/37 (b)(c)	963,374	385,350
Class M5, 2.2238% 9/25/37 (b)(c)	963,374	361,265
Class M6, 2.4238% 9/25/37 (b)(c)	967,918	338,771
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(d)	30,810,112	338,911
Series 2007-5A Class IO, 1.5496% 10/25/37 (b)(d)	62,326,564	4,711,888
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.705% 3/15/22 (b)(c)	765,000	475,148
Class E, 0.755% 3/15/22 (b)(c)	3,995,000	2,342,622
Class F, 0.805% 3/15/22 (b)(c)	2,455,000	1,375,215
Class G, 0.855% 3/15/22 (b)(c)	630,000	342,390
Class H, 1.005% 3/15/22 (b)(c)	765,000	344,250
Class J, 1.155% 3/15/22 (b)(c)	765,000	306,000
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	6,460,492	6,156,470
Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	9,265,000	9,303,132
Series 2004-PWR3 Class A3, 4.487% 2/11/41	12,515,000	11,647,667
Series 2006-PW14 Class A4, 5.201% 12/11/38	12,920,000	8,284,910
Series 2006-T24 Class A1, 4.905% 10/12/41 (c)	10,023,886	9,670,308
Series 2007-PW16 Class A4, 5.7121% 6/11/40 (c)	5,850,000	3,878,732
Series 2007-PW17 Class A1, 5.282% 6/11/50	4,265,769	4,080,692
Series 2007-T26 Class A1, 5.145% 1/12/45 (c)	3,764,615	3,621,296
Series 2003-PWR2 Class X2, 0.4666% 5/11/39 (b)(c)(d)	93,701,816	980,505
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	15,915,000	15,985,484
Class D, 4.986% 5/14/16 (b)	6,265,000	6,294,054
Class E, 5.064% 5/14/16 (b)	19,465,000	19,558,502
Class F, 5.182% 5/14/16 (b)	4,675,000	4,698,632
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	25,396,433
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6483% 12/1/38 (b)(c)(d)	$ 145,516,386	$ 3,339,747
Series 2006-T22:
Class A1, 5.415% 4/12/38 (c)	2,056,159	2,026,678
Class A4, 5.4638% 4/12/38 (c)	1,250,000	928,412
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,925,258	1,845,710
Class X2, 0.3676% 2/11/44 (b)(c)(d)	157,887,799	2,124,507
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,600,000	272,000
Class C, 5.713% 6/11/40 (b)	1,335,000	213,600
Class D, 5.713% 6/11/40 (b)	1,335,000	186,900
Series 2007-PW18 Class X2, 0.3445% 6/11/50 (b)(c)(d)	996,675,289	14,120,696
Series 2007-T26 Class X2, 0.1287% 1/12/45 (b)(c)(d)	143,295,030	856,675
Series 2007-T28:
Class A1, 5.422% 9/11/42	1,865,142	1,787,474
Class X2, 0.1824% 9/11/42 (b)(c)(d)	500,783,308	3,734,241
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	11,750,000	10,595,915
Class XCL, 0.908% 5/15/35 (b)(c)(d)	169,673,964	6,699,576
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	3,871,076
Class F, 7.734% 1/15/32	2,170,000	2,081,084
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(c)	10,165,000	9,950,000
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	3,677,704	3,672,614
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.525% 11/15/36 (b)(c)	70,606	47,306
Class F, 0.765% 8/16/21 (b)(c)	3,570,000	1,142,400
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	17,000,000	8,160,000
Series 2007-C6:
Class A1, 5.622% 12/10/49 (c)	11,329,643	9,692,117
Class A4, 5.7% 12/10/49 (c)	22,620,000	13,580,693
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (c)	4,170,000	2,997,841
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-CD4:
Class A1, 4.977% 12/11/49	$ 3,094,318	$ 2,989,939
Class A2A, 5.237% 12/11/49	8,900,000	7,133,519
Series 2007-CD4:
Class A3, 5.293% 12/11/49	9,735,000	5,977,299
Class C, 5.476% 12/11/49	18,828,000	1,882,800
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 9/15/11 (c)	1,659,076	1,598,697
Series 2007-C3 Class A3, 5.8202% 5/15/46 (c)	10,000,000	6,159,842
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	4,800,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.685% 4/15/17 (b)(c)	22,400,000	11,124,254
Class C, 0.725% 4/15/17 (b)(c)	8,046,000	3,845,988
Series 2005-FL11:
Class C, 0.7613% 11/15/17 (b)(c)	15,959,255	7,144,958
Class D, 0.8013% 11/15/17 (b)(c)	831,030	319,360
Class E, 0.8513% 11/15/17 (b)(c)	2,945,115	1,054,977
Series 2006-FL12 Class AJ, 0.585% 12/15/20 (b)(c)	14,250,000	4,978,950
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (c)	940,000	884,838
Series 2006-C8 Class A3, 5.31% 12/10/46	28,495,000	19,768,520
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	14,003,624
Series 2007-C9 Class A4, 5.8163% 12/10/49 (c)	22,125,000	13,915,180
Series 2006-C8 Class B, 5.44% 12/10/46	17,318,000	3,818,695
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (c)	6,118,681	6,130,566
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	5,315,489
Series 2007-C2:
Class A1, 5.269% 1/15/49	1,051,524	1,024,957
Class A3, 5.542% 1/15/49 (c)	20,000,000	11,334,546
Series 2007-C3:
Class A1, 5.664% 6/15/39 (c)	1,264,357	1,237,059
Class A4, 5.723% 6/15/39 (c)	6,015,000	3,088,819
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	42,717,326
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)	9,050,000	5,161,991
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.8113% 4/15/22 (b)(c)	$ 35,675,000	$ 11,416,000
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.9613% 7/15/19 (b)(c)	323,416	64,683
Class SHDC, 1.4613% 7/15/19 (b)(c)	154,368	38,592
Series 2006-TFL2 Class SHDD, 1.8113% 7/15/19 (b)(c)	86,749	19,085
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	13,286,349	13,292,582
Series 2000-C1 Class A2, 7.545% 4/15/62	16,536,431	16,576,042
Series 2001-CK6 Class B, 6.582% 8/15/36	10,000,000	9,166,398
Series 2004-C1:
Class A3, 4.321% 1/15/37	3,752,683	3,446,792
Class A4, 4.75% 1/15/37	4,655,000	3,793,041
Series 1998-C1 Class D, 7.17% 5/17/40	11,289,568	11,277,230
Series 1999-C1 Class E, 8.0405% 9/15/41 (c)	10,335,000	9,859,336
Series 2001-CK6 Class AX, 0.645% 9/15/18 (d)	29,408,794	594,728
Series 2001-CKN5 Class AX, 2.0793% 9/15/34 (b)(c)(d)	94,070,440	3,588,101
Series 2006-C1 Class A3, 5.5519% 2/15/39 (c)	52,800,000	39,512,484
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 0.6113% 2/15/22 (b)(c)	3,785,000	1,324,750
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,252,138	1,223,429
Series 2007-C1:
Class ASP, 0.4219% 2/15/40 (c)(d)	205,017,275	3,050,862
Class B, 5.487% 2/15/40 (b)(c)	15,286,000	2,598,620
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	39,382,683	39,489,910
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3,565,000	2,871,714
Class G, 6.936% 3/15/33 (b)	6,580,000	5,194,578
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	49,715,000	28,452,650
Series 2001-1 Class X1, 1.0537% 5/15/33 (b)(c)(d)	104,360,703	1,958,276
Series 2005-C1 Class B, 4.846% 6/10/48 (c)	2,855,000	753,384
Series 2007-C1 Class XP, 0.2042% 12/10/49 (c)(d)	129,055,694	1,031,052
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	$ 15,256,972	$ 15,283,570
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7306% 5/10/43 (c)(d)	73,476,194	901,325
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.635% 11/5/21 (b)(c)	3,760,000	1,992,800
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,057,702
Series 2007-GG11:
Class A1, 5.358% 12/10/49	6,701,437	5,266,260
Class A2, 5.597% 12/10/49	20,000,000	13,564,174
Series 2007-GG9:
Class A1, 5.233% 3/10/39	1,703,626	1,659,768
Class A4, 5.444% 3/10/39	29,075,000	18,214,889
Series 2005-GG3 Class XP, 0.7646% 8/10/42 (b)(c)(d)	254,515,977	4,363,575
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	18,661,834
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (b)(d)	257,291,293	3,627,807
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.685% 6/6/20 (b)(c)	505,000	363,600
Class D, 0.725% 6/6/20 (b)(c)	2,385,000	1,550,250
Class E, 0.815% 6/6/20 (b)(c)	2,765,000	1,714,300
Series 2007-EOP:
Class C, 0.765% 3/6/20 (b)(c)	5,845,000	3,740,800
Class D, 0.815% 3/6/20 (b)(c)	15,580,000	9,971,200
Class F, 0.925% 3/6/20 (b)(c)	480,000	292,800
Class G, 0.965% 3/6/20 (b)(c)	240,000	144,000
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	15,710,000	16,670,798
Series 2004-GG2 Class A4, 4.964% 8/10/38	3,100,000	2,785,728
Series 2001-LIBA Class C, 6.733% 2/14/16 (b)	4,945,000	5,258,438
Series 2005-GG4 Class XP, 0.6981% 7/10/39 (b)(c)(d)	245,029,862	4,275,869
Series 2006-GG6 Class A2, 5.506% 4/10/38 (c)	58,640,000	50,958,206
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	15,000,000	12,290,859
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust: - continued
sequential payer:
Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 2,161,937	$ 1,720,245
Class A2, 5.778% 8/10/45	4,765,000	3,639,733
Class A4, 5.7992% 8/10/45 (c)	6,100,000	3,527,956
Series 2007-GG10 Class B, 5.7992% 8/10/45 (c)	12,500,000	1,594,104
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class D, 7.97% 8/3/15 (b)	2,420,000	2,477,069
Series 1999-HMTA Class F, 8.31% 8/3/15 (b)	5,400,000	5,523,487
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.6313% 11/15/18 (b)(c)	8,367,330	4,602,032
Class C, 0.6713% 11/15/18 (b)(c)	5,944,434	3,150,550
Class D, 0.6913% 11/15/18 (b)(c)	346,595	162,900
Class E, 0.7413% 11/15/18 (b)(c)	516,623	232,480
Class F, 0.7913% 11/15/18 (b)(c)	774,934	340,971
Class G, 0.8213% 11/15/18 (b)(c)	673,572	282,900
Class H, 0.9613% 11/15/18 (b)(c)	516,623	206,649
sequential payer:
Series 2006-CB14 Class A3B, 5.4856% 12/12/44 (c)	29,740,000	20,708,830
Series 2006-CB15 Class A3, 5.819% 6/12/43 (c)	15,056,000	10,900,473
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,200,000	3,393,287
Series 2006-LDP8 Class A4, 5.399% 5/15/45	6,370,000	4,189,458
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (c)	4,750,000	3,114,351
Series 2007-CB19 Class A4, 5.7465% 2/12/49 (c)	35,070,000	21,007,915
Series 2007-LD11:
Class A2, 5.8037% 6/15/49 (c)	28,075,000	21,280,364
Class A4, 5.8187% 6/15/49 (c)	14,840,000	8,765,702
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,153,578	1,119,245
Series 2007-LDPX Class A3, 5.412% 1/15/49	27,520,000	16,493,281
Series 2004-LDP4 Class D, 5.1238% 10/15/42 (c)	9,000,000	1,620,000
Series 2005-CB13 Class E, 5.3502% 1/12/43 (b)(c)	5,060,000	910,800
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,152,357
Series 2007-CB19:
Class B, 5.7442% 2/12/49	855,000	145,350
Class C, 5.7462% 2/12/49	2,235,000	335,250
Class D, 5.7462% 2/12/49	2,350,000	305,500
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (c)	1,910,000	286,500
Class CS, 5.466% 1/15/49 (c)	825,000	107,250
Class ES, 5.5456% 1/15/49 (b)(c)	5,170,000	465,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	$ 4,123,000	$ 3,990,030
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	12,533,374	12,474,200
Series 2007-C3:
Class F, 5.9376% 7/15/44 (c)	1,985,000	117,627
Class G, 5.9376% 7/15/44 (b)(c)	3,505,000	253,343
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	3,800,000	2,602,013
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	19,236,489	19,409,250
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	1,894,451
Series 2001-C3 Class A1, 6.058% 6/15/20	955,831	945,887
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,593,910
Series 2006-C3 Class A1, 5.478% 3/15/39	1,146,914	1,134,267
Series 2006-C6:
Class A1, 5.23% 9/15/39	1,573,311	1,537,645
Class A2, 5.262% 9/15/39 (c)	17,450,000	14,503,903
Series 2006-C7:
Class A1, 5.279% 11/15/38	747,852	729,560
Class A2, 5.3% 11/15/38	11,000,000	8,846,725
Class A3, 5.347% 11/15/38	7,450,000	4,796,850
Series 2007-C1:
Class A1, 5.391% 2/15/40 (c)	1,036,107	1,013,068
Class A4, 5.424% 2/15/40	1,289,000	787,665
Series 2007-C2:
Class A1, 5.226% 2/15/40	939,645	916,832
Class A3, 5.43% 2/15/40	4,820,000	2,761,005
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	642,060
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	18,879,354
Series 2001-C7 Class D, 6.514% 11/15/33	11,000,000	10,467,470
Series 2003-C3 Class XCP, 1.0322% 3/11/37 (b)(c)(d)	44,323,496	540,964
Series 2004-C4 Class A2, 4.567% 6/15/29 (c)	1,590,987	1,584,390
Series 2005-C3 Class XCP, 0.7397% 7/15/40 (c)(d)	39,528,209	713,939
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (c)(d)	61,978,524	1,338,494
Series 2007-C1:
Class C, 5.533% 2/15/40 (c)	22,000,000	3,300,000
Class D, 5.563% 2/15/40 (c)	4,000,000	560,000
Class E, 5.582% 2/15/40 (c)	2,000,000	260,000
Class XCP, 0.4751% 2/15/40 (c)(d)	24,398,012	388,604
Series 2007-C2 Class XCP, 0.5002% 2/15/40 (c)(d)	120,629,835	2,177,188
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)	$ 12,495,000	$ 7,371,398
Series 2007-C7:
Class A3, 5.866% 9/15/45	32,698,000	19,160,753
Class XCP, 0.3124% 9/15/45 (c)(d)	841,107,860	10,602,417
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (b)	2,860,000	2,580,247
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	15,140,000	9,841,000
Class C, 4.13% 11/20/37 (b)	43,140,000	21,570,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.685% 9/15/21 (b)(c)	3,203,103	1,493,625
Class E, 0.745% 9/15/21 (b)(c)	11,553,714	5,073,241
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	17,750,000	17,497,307
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	5,257,594	5,015,911
Series 2005-CKI1 Class A3, 5.2423% 11/12/37 (c)	16,420,000	13,641,490
Series 2005-LC1 Class F, 5.3781% 1/12/44 (b)(c)	8,700,000	1,380,848
Series 2006-C1 Class A2, 5.612% 5/12/39 (c)	14,100,000	11,787,123
Series 2007-C1 Class A4, 5.8288% 6/12/50 (c)	37,854,517	23,849,531
Series 2008-C1 Class A4, 5.69% 2/12/51	21,345,000	13,046,363
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.5669% 12/12/49 (c)	4,660,000	3,634,800
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	8,078,280
Series 2006-4 Class ASB, 5.133% 12/12/49 (c)	8,595,000	6,166,215
Series 2007-5:
Class A1, 4.275% 12/12/11	875,368	841,404
Class A3, 5.364% 8/12/48	3,900,000	2,278,146
Class A4, 5.378% 8/12/48	400,000	202,930
Class B, 5.479% 2/12/17	30,000,000	8,047,572
Series 2007-6 Class A1, 5.175% 3/12/51	1,033,276	1,006,844
Series 2007-7 Class A4, 5.749% 6/12/50 (c)	35,000,000	19,099,479
Series 2007-8 Class A1, 4.622% 8/12/49	1,842,096	1,756,527
Series 2006-2 Class A4, 5.9093% 6/12/46 (c)	6,075,000	4,192,943
Series 2006-4 Class XP, 0.6219% 12/12/49 (c)(d)	183,991,687	4,205,921
Series 2007-6 Class B, 5.635% 3/12/51 (c)	10,000,000	2,710,505
Series 2007-7 Class B, 5.75% 6/12/50	870,000	236,140
Series 2007-8 Class A3, 5.957% 8/12/49 (c)	8,625,000	5,102,786
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 0.782% 8/15/19 (b)(c)	$ 1,294,544	$ 1,061,526
Class G, 0.832% 8/15/19 (b)(c)	990,000	792,000
Class H, 0.852% 8/15/19 (b)(c)	795,000	556,500
Class J, 0.922% 8/15/19 (b)(c)	600,000	390,000
Series 2006-XLF:
Class F, 0.782% 7/15/19 (b)(c)	9,626,000	6,738,200
Class G, 0.822% 7/15/19 (b)(c)	5,470,000	2,461,500
Series 2007-XLCA Class B, 0.9613% 7/17/17 (b)(c)	2,490,216	224,119
Series 2007-XLFA:
Class C, 0.622% 10/15/20 (b)(c)	5,740,000	1,607,200
Class MHRO, 1.152% 10/15/20 (b)(c)	1,428,586	157,145
Class MJPM, 1.462% 10/15/20 (b)(c)	428,116	38,530
Class MSTR, 1.162% 10/15/20 (b)(c)	780,000	109,200
Class NHRO, 1.352% 10/15/20 (b)(c)	2,195,368	197,583
Class NSTR, 1.312% 10/15/20 (b)(c)	710,000	78,100
sequential payer:
Series 2003-IQ5 Class X2, 0.9046% 4/15/38 (b)(c)(d)	35,685,768	638,657
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,944,608	2,775,896
Series 2005-IQ9 Class A3, 4.54% 7/15/56	14,850,000	12,349,752
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,715,408	3,623,649
Series 2006-T23 Class A1, 5.682% 8/12/41	10,059,989	9,735,950
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	1,677,087	1,628,465
Class A31, 5.439% 2/20/44 (c)	5,065,000	3,289,076
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,803,864	1,730,530
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,800,245	3,661,218
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	6,544,372
Series 2003-IQ6 Class X2, 0.5824% 12/15/41 (b)(c)(d)	72,376,653	1,033,633
Series 2005-IQ9 Class X2, 1.0444% 7/15/56 (b)(c)(d)	137,565,467	3,317,171
Series 2006-HQ8 Class A3, 5.4395% 3/12/16 (c)	15,510,000	12,895,845
Series 2006-HQ9 Class B, 5.832% 7/12/44 (c)	14,840,000	2,947,521
Series 2006-IQ11:
Class A3, 5.7352% 10/15/42 (c)	16,595,000	12,509,603
Class A4, 5.771% 10/15/42 (c)	3,000,000	2,107,271
Series 2006-IQ12 Class B, 5.468% 12/15/43	10,000,000	1,815,600
Series 2006-T23 Class A3, 5.8076% 8/12/41 (c)	5,105,000	3,806,708
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ11 Class B, 5.538% 2/20/44 (c)	$ 18,133,000	$ 2,474,067
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (c)	2,370,386	1,919,039
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (c)	15,000,000	9,386,281
Class B, 5.914% 4/15/49	2,459,000	308,531
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (b)(c)	3,435,408	274,833
Class D, 1.1613% 7/17/17 (b)(c)	1,617,732	113,241
Class E, 1.2613% 7/17/17 (b)(c)	1,312,362	78,742
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	425,715	409,898
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	18,730,060	18,457,172
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (b)	955,000	835,625
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	1,698,246	1,688,400
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	8,500,000	8,379,114
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.735% 9/15/21 (b)(c)	1,985,000	813,850
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (b)(c)	135,978	33,994
Class AP2, 1.255% 6/15/20 (b)(c)	236,289	47,258
Class F, 0.935% 6/15/20 (b)(c)	4,599,000	1,471,680
Class LXR1, 1.155% 6/15/20 (b)(c)	1,228,057	368,417
Class LXR2, 1.255% 6/15/20 (b)(c)	3,133,494	470,024
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,525,381	3,357,076
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	20,345,178	19,236,033
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	40,102,817
Series 2006-C24 Class A2, 5.506% 3/15/45	8,609,623	7,623,056
Series 2006-C27 Class A2, 5.624% 7/15/45	8,935,000	7,426,081
Series 2006-C29 Class A3, 5.313% 11/15/48	26,560,000	18,049,153
Series 2007-C30:
Class A1, 5.031% 12/15/43	1,657,133	1,611,715
Class A3, 5.246% 12/15/43	8,585,000	5,776,063
Class A4, 5.305% 12/15/43	2,940,000	1,769,815
Class A5, 5.342% 12/15/43	10,700,000	4,959,593
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31:
Class A1, 5.14% 4/15/47	$ 1,101,756	$ 1,071,422
Class A4, 5.509% 4/15/47	22,602,000	10,939,135
Series 2007-C32:
Class A2, 5.7357% 6/15/49 (c)	12,000,000	8,618,855
Class A3, 5.7407% 6/15/49 (c)	16,975,000	8,865,552
Series 2003-C6 Class G, 5.125% 8/15/35 (b)	4,750,000	1,916,619
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (b)(c)	7,690,000	4,998,500
Class 180B, 5.5782% 10/15/41 (b)(c)	3,500,000	2,745,069
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	3,600,000
Series 2005-C22:
Class B, 5.3552% 12/15/44 (c)	22,174,000	6,873,940
Class F, 5.3552% 12/15/44 (b)(c)	16,676,000	2,668,160
Series 2006-C25 Class AM, 5.7403% 5/15/43 (c)	8,725,000	3,565,048
Series 2006-C29 Class E, 5.516% 11/15/48 (c)	10,000,000	1,000,000
Series 2007-C30:
Class C, 5.483% 12/15/43 (c)	30,000,000	3,600,000
Class D, 5.513% 12/15/43 (c)	16,000,000	1,600,000
Class XP, 0.4336% 12/15/43 (b)(c)(d)	125,557,533	2,057,097
Series 2007-C31 Class C, 5.6924% 4/15/47 (c)	2,748,000	329,760
Series 2007-C32:
Class D, 5.7407% 6/15/49 (c)	7,515,000	826,650
Class E, 5.7407% 6/15/49 (c)	11,844,000	1,184,400
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (c)	6,620,000	3,397,265
Series 2007-C33 Class B, 5.9024% 2/15/51 (c)	16,815,000	2,690,400
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,975,289,667)		2,007,829,826
Cash Equivalents - 2.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $61,116,000)	$ 61,117,318	$ 61,116,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,439,528,413)		2,335,648,528
NET OTHER ASSETS - (0.1)%		(2,711,429)
NET ASSETS - 100%		$ 2,332,937,099
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.405% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	$ 79,000,000	$ 6,284,750
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $492,123,086 or 21.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$61,116,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 23,963,586
UBS Securities LLC	37,152,414
$ 61,116,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,335,648,528	$ -	$ 2,252,647,786	$ 83,000,742
Other Financial Instruments*	$ 6,284,750	$ -	$ 6,284,750	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,820,813
Total Realized Gain (Loss)	17,680
Total Unrealized Gain (Loss)	(91,562,528)
Cost of Purchases	-
Proceeds of Sales	(2,331,166)
Amortization/Accretion	(1,238,399)
Transfer in/out of Level 3	173,294,342
Ending Balance	$ 83,000,742

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $61,116,000) - See accompanying schedule: Unaffiliated issuers (cost $3,439,528,413)		$ 2,335,648,528
Cash		7,796
Receivable for investments sold		17,350,592
Interest receivable		14,298,085
Unrealized appreciation on swap agreements		6,284,750
Total assets		2,373,589,751

Liabilities
Payable for investments purchased	$ 40,645,428
Distributions payable	47
Other payables and accrued expenses	7,177
Total liabilities		40,652,652

Net Assets		$ 2,332,937,099
Net Assets consist of:
Paid in capital		$ 3,430,532,234
Net unrealized appreciation (depreciation) on investments		(1,097,595,135)
Net Assets, for 34,306,352 shares outstanding		$ 2,332,937,099
Net Asset Value, offering price and redemption price per share ($2,332,937,099 ÷ 34,306,352 shares)		$ 68.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 89,321,606

Expenses
Custodian fees and expenses	$ 22,692
Independent directors' compensation	5,703
Total expenses before reductions	28,395
Expense reductions	(7,903)	20,492
Net investment income		89,301,114
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,312,502)
Futures contracts	3,913,661
Swap agreements	21,964,640
Total net realized gain (loss)		(12,434,201)
Change in net unrealized appreciation (depreciation) on: Investment securities	(752,357,875)
Swap agreements	(1,354,866)
Total change in net unrealized appreciation (depreciation)		(753,712,741)
Net gain (loss)		(766,146,942)
Net increase (decrease) in net assets resulting from operations		$ (676,845,828)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 89,301,114	$ 195,998,740
Net realized gain (loss)	(12,434,201)	(62,022,736)
Change in net unrealized appreciation (depreciation)	(753,712,741)	(266,225,905)
Net increase (decrease) in net assets resulting from operations	(676,845,828)	(132,249,901)
Distributions to partners from net investment income	(87,949,805)	(194,550,029)
Affiliated share transactions Proceeds from sales of shares	10,000	354,150,708
Reinvestment of distributions	87,949,758	194,550,028
Cost of shares redeemed	(451,944,212)	(557,477,088)
Net increase (decrease) in net assets resulting from share transactions	(363,984,454)	(8,776,352)
Total increase (decrease) in net assets	(1,128,780,087)	(335,576,282)

Net Assets
Beginning of period	3,461,717,186	3,797,293,468
End of period	$ 2,332,937,099	$ 3,461,717,186
Other Information Shares
Sold	143	3,810,714
Issued in reinvestment of distributions	1,187,234	2,071,445
Redeemed	(5,864,836)	(5,730,136)
Net increase (decrease)	(4,677,459)	152,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 88.80	$ 97.79	$ 100.00
Income from Investment Operations
Net investment income D	2.439	5.164	4.528
Net realized and unrealized gain (loss)	(20.838)	(9.028)	(2.219)
Total from investment operations	(18.399)	(3.864)	2.309
Distributions to partners from net investment income	(2.401)	(5.126)	(4.519)
Net asset value, end of period	$ 68.00	$ 88.80	$ 97.79
Total Return B, C	(20.90)%	(4.11)%	2.33%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E	-%E	-% A, E
Expenses net of fee waivers, if any	-% A, E	-%E	-% A, E
Expenses net of all reductions	-% A, E	-%E	-% A, E
Net investment income	6.41% A	5.48%	5.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,332,937	$ 3,461,717	$ 3,797,293
Portfolio turnover rate	21% A	39%	40% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period October 30, 2006 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Commercial Mortgage-Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and swap agreements which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 694,926
Unrealized depreciation	(1,101,787,898)
Net unrealized appreciation (depreciation)	$ (1,101,092,972)
Cost for federal income tax purposes	$ 3,436,741,500

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $189,312,504 and $300,069,607, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $108,996.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,703.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,200.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Effective after the close of business on April 17, 2009 ("liquidation date"), the Fund was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Fund's Board of Directors in March 2009. Under the plan, the Fund distributed in-kind all of its net assets of $2,366,651,384 to its shareholders pro rata at the net asset value of $72.08 per share of the Fund determined as of the close of business of the liquidation date using the security valuation procedures discussed in Note 2. All of the Fund's shareholders were registered open-end management investment companies managed by Fidelity Management & Research Company (FMR) or an affiliate.

Semiannual Report

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Fidelity® Corporate Bond 1-5 Year Central Fund

Semiannual Report

February 28, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB5CEN-SANN-0409
1.833857.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.0024%	$ 1,000.00	$ 965.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 1.0%	U.S. Government and U.S. Government Agency Obligations 13.6%
AAA 0.9%	AAA 2.2%
AA 11.0%	AA 15.0%
A 21.8%	A 18.8%
BBB 55.0%	BBB 46.5%
BB and Below 3.6%	BB and Below 1.7%
Not Rated 3.4%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 0.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	1.7	2.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	1.6	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	Corporate Bonds 95.0%		Corporate Bonds 85.4%
	U.S. Government and U.S. Government Agency Obligations 1.0%		U.S. Government and U.S. Government Agency Obligations 13.6%
	Municipal Bonds 0.7%		Municipal Bonds 0.5%
	Other Investments 0.0%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	20.7%	** Foreign investments	18.7%
* Futures and Swaps	8.5%	** Futures and Swaps	13.0%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 95.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 4.2%
DaimlerChrysler NA Holding Corp.:
2.3463% 3/13/09 (c)	$ 6,090,000	$ 6,088,581
2.4263% 3/13/09 (c)	1,100,000	1,099,904
4.875% 6/15/10	3,000,000	2,896,299
5.875% 3/15/11	5,050,000	4,806,964
		14,891,748
Household Durables - 0.3%
Fortune Brands, Inc. 5.125% 1/15/11	1,158,000	1,141,302
Media - 6.4%
AOL Time Warner, Inc. 6.75% 4/15/11	6,835,000	6,936,390
Comcast Corp. 5.85% 1/15/10	6,275,000	6,352,615
COX Communications, Inc. 4.625% 1/15/10	9,500,000	9,418,823
		22,707,828
TOTAL CONSUMER DISCRETIONARY		38,740,878
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.9%
CVS Caremark Corp. 2.5025% 6/1/10 (c)	3,380,000	3,276,582
Food Products - 2.4%
Cargill, Inc. 3.625% 3/4/09 (b)	2,620,000	2,620,000
Kraft Foods, Inc. 5.625% 11/1/11	5,635,000	5,888,981
		8,508,981
TOTAL CONSUMER STAPLES		11,785,563
ENERGY - 8.7%
Energy Equipment & Services - 0.7%
Weatherford International Ltd. 5.15% 3/15/13	3,000,000	2,653,500
Oil, Gas & Consumable Fuels - 8.0%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,390,000	7,347,648
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	847,804	793,019
Duke Capital LLC 7.5% 10/1/09	310,000	315,851
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,386,957
7.875% 8/16/10	1,580,000	1,598,916
EnCana Corp. 6.3% 11/1/11	7,000,000	7,243,040
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	4,975,510
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.05% 11/20/13	$ 2,500,000	$ 2,270,870
Petroleum Export Ltd. 4.633% 6/15/10 (b)	334,667	309,905
		28,241,716
TOTAL ENERGY		30,895,216
FINANCIALS - 39.2%
Capital Markets - 6.7%
Bear Stearns Companies, Inc.:
1.3525% 7/16/09 (c)	3,000,000	2,964,459
4.245% 1/7/10	1,845,000	1,808,399
5.35% 2/1/12	3,000,000	2,975,409
5.85% 7/19/10	5,725,000	5,774,052
Goldman Sachs Group, Inc.:
6.6% 1/15/12	3,366,000	3,375,899
6.875% 1/15/11	275,000	278,759
Janus Capital Group, Inc. 6.125% 9/15/11	5,887,000	4,119,993
Morgan Stanley 1.6975% 1/9/14 (c)	3,250,000	2,178,137
The Bank of New York, Inc. 4.95% 1/14/11	250,000	255,336
		23,730,443
Commercial Banks - 7.4%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,656,969
Bank One Corp. 7.875% 8/1/10	460,000	474,649
Chase Manhattan Corp. 7.875% 6/15/10	1,030,000	1,054,174
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(c)	3,375,000	2,666,250
HSBC Holdings PLC 7.5% 7/15/09	795,000	798,571
National City Bank, Cleveland 4.5% 3/15/10	1,005,000	998,599
PNC Funding Corp.:
1.3144% 1/31/12 (c)	3,515,000	2,795,831
4.5% 3/10/10	2,695,000	2,648,945
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	4,820,000	3,374,000
Wachovia Corp.:
1.2244% 10/15/11 (c)	740,000	656,564
1.255% 4/23/12 (c)	370,000	319,096
2.2525% 12/1/09 (c)	740,000	731,076
Wells Fargo & Co. 4.2% 1/15/10	2,925,000	2,921,317
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,211,721
		26,307,762
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 5.4%
Capital One Financial Corp. 2.4694% 9/10/09 (c)	$ 1,995,000	$ 1,920,880
Discover Financial Services 2.6288% 6/11/10 (c)	4,053,000	3,591,473
General Electric Capital Corp. 4.25% 9/13/10	665,000	666,454
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,755,854
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	1,967,823
Nelnet, Inc.:
5.125% 6/1/10	500,000	303,089
7.4% 9/29/36 (c)	5,260,000	789,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	3,000,000	2,818,671
SLM Corp.:
1.2994% 7/27/09 (c)	435,000	404,974
1.3194% 7/26/10 (c)	3,841,000	3,164,896
1.3894% 10/25/11 (c)	145,000	101,595
1.4594% 1/27/14 (c)	145,000	74,779
2.1963% 3/15/11 (c)	75,000	56,958
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	640,703	545,266
		19,161,712
Diversified Financial Services - 6.4%
Citigroup, Inc. 6.5% 1/18/11	1,305,000	1,230,892
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(c)	5,580,000	1,116,000
JPMorgan Chase & Co.:
4.891% 9/1/15 (c)	6,045,000	4,854,945
6.75% 2/1/11	375,000	383,215
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	4,700,000	3,439,935
5.5% 1/15/14 (b)	1,080,000	739,102
TIAA Global Markets, Inc. 4.875% 1/12/11 (b)	2,500,000	2,473,953
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	15,990,000	7,035,600
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(c)	3,845,000	1,481,555
		22,755,197
Insurance - 0.7%
MetLife, Inc. 6.125% 12/1/11	1,310,000	1,312,241
Monumental Global Funding II 5.65% 7/14/11 (b)	1,095,000	1,104,714
		2,416,955
Real Estate Investment Trusts - 8.6%
AvalonBay Communities, Inc.:
5.5% 1/15/12	440,000	409,971
6.625% 9/15/11	2,300,000	2,219,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP 5.625% 12/15/10	$ 4,753,000	$ 4,198,491
Camden Property Trust 4.375% 1/15/10	3,395,000	3,055,500
Colonial Properties Trust:
4.75% 2/1/10	6,101,000	5,833,605
4.8% 4/1/11	185,000	159,377
Developers Diversified Realty Corp. 4.625% 8/1/10	6,583,000	4,646,071
Duke Realty LP:
4.625% 5/15/13	430,000	289,141
5.25% 1/15/10	2,000,000	1,906,876
5.625% 8/15/11	2,440,000	2,078,897
Federal Realty Investment Trust 5.4% 12/1/13	965,000	734,341
Mack-Cali Realty LP:
5.05% 4/15/10	190,000	178,600
7.75% 2/15/11	2,700,000	2,538,000
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	292,000
Simon Property Group LP:
5% 3/1/12	2,000,000	1,720,000
5.3% 5/30/13	540,000	470,608
		30,730,530
Real Estate Management & Development - 0.2%
ERP Operating LP 5.5% 10/1/12	675,000	614,970
Thrifts & Mortgage Finance - 3.8%
Countrywide Financial Corp.:
1.6863% 3/24/09 (c)	1,070,000	1,067,486
4.5% 6/15/10	2,985,000	2,898,316
Countrywide Home Loans, Inc.:
5.625% 7/15/09	3,570,000	3,567,012
6.25% 4/15/09	220,000	220,315
Independence Community Bank Corp. 3.75% 4/1/14 (c)	7,640,000	5,118,800
World Savings Bank FSB 4.125% 12/15/09	500,000	497,271
		13,369,200
TOTAL FINANCIALS		139,086,769
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,319,877
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 3.2%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	$ 293,431	$ 289,029
6.978% 10/1/12	1,442,072	1,333,917
7.024% 4/15/11	4,465,000	4,331,050
Continental Airlines, Inc.:
6.795% 2/2/20	1,935,472	1,412,894
7.056% 3/15/11	960,000	931,200
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,625,000	2,401,875
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	676,390	639,188
		11,339,153
Building Products - 0.4%
Masco Corp. 2.3988% 3/12/10 (c)	1,550,000	1,390,575
Industrial Conglomerates - 0.9%
Covidien International Finance SA:
5.15% 10/15/10	2,465,000	2,523,978
5.45% 10/15/12	590,000	603,810
		3,127,788
TOTAL INDUSTRIALS		17,177,393
MATERIALS - 2.7%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	337,080
Metals & Mining - 2.6%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,945,000	1,989,039
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	5,156,888
Rio Tinto Finance Ltd. 5.875% 7/15/13	2,178,000	1,979,789
		9,125,716
TOTAL MATERIALS		9,462,796
TELECOMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 7.3%
British Telecommunications PLC 8.625% 12/15/10	4,742,000	4,941,382
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,128,113
Sprint Capital Corp. 7.625% 1/30/11	2,006,000	1,740,205
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 1/15/10	$ 3,000,000	$ 2,947,872
4.875% 10/1/10	8,035,000	7,843,486
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,136,309
		25,737,367
Wireless Telecommunication Services - 2.9%
Vodafone Group PLC:
5.5% 6/15/11	8,385,000	8,503,187
7.75% 2/15/10	1,850,000	1,922,785
		10,425,972
TOTAL TELECOMMUNICATION SERVICES		36,163,339
UTILITIES - 15.2%
Electric Utilities - 5.7%
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	11,981,008
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	5,808,894
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,382,040
		20,171,942
Gas Utilities - 2.3%
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,186,445
Independent Power Producers & Energy Traders - 2.2%
Constellation Energy Group, Inc. 7% 4/1/12	200,000	194,698
Exelon Generation Co. LLC 6.95% 6/15/11	2,500,000	2,536,973
PSEG Power LLC 7.75% 4/15/11	5,000,000	5,197,130
		7,928,801
Multi-Utilities - 5.0%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	925,000	979,871
7.5% 9/1/10	1,165,000	1,234,108
Dominion Resources, Inc. 6.3% 9/30/66 (c)	5,750,000	3,392,500
DTE Energy Co. 7.05% 6/1/11	7,770,000	7,842,580
KeySpan Corp. 7.625% 11/15/10	520,000	541,994
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 209,000	$ 215,351
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,413,118
		17,619,522
TOTAL UTILITIES		53,906,710
TOTAL NONCONVERTIBLE BONDS (Cost $379,330,590)		337,218,664
U.S. Treasury Obligations - 1.0%

U.S. Treasury Notes 0.875% 1/31/11 (Cost $3,747,829)	3,751,000	3,742,935
Municipal Securities - 0.7%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2007 A, 1.1131% 10/15/12 (c) (Cost $3,000,000)	3,000,000	2,520,000
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $3,093,000)	$ 3,093,067	3,093,000
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $389,171,419)		346,574,599
NET OTHER ASSETS - 2.4%		8,381,545
NET ASSETS - 100%		$ 354,956,144
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 1,500,000	$ 148,041
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.794% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2013	30,000,000	1,962,807
		$ 31,500,000	$ 2,110,848
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,166,503 or 14.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,093,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 1,212,765
UBS Securities LLC	1,880,235
$ 3,093,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 346,574,599	$ -	$ 346,574,599	$ -
Other Financial Instruments*	$ 2,110,848	$ -	$ 2,110,848	$ -
*Other financial instruments include Swap Agreements.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
Canada	4.7%
United Kingdom	4.5%
Italy	3.1%
Luxembourg	2.3%
France	2.0%
Australia	1.2%
Others (individually less than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,093,000) - See accompanying schedule: Unaffiliated issuers (cost $389,171,419)		$ 346,574,599
Cash		848
Receivable for investments sold		1,057,203
Interest receivable		5,483,968
Unrealized appreciation on swap agreements		2,110,848
Total assets		355,227,466

Liabilities
Distributions payable	$ 35
Other payables and accrued expenses	271,287
Total liabilities		271,322

Net Assets		$ 354,956,144
Net Assets consist of:
Paid in capital		$ 395,442,116
Net unrealized appreciation (depreciation) on investments		(40,485,972)
Net Assets, for 3,864,062 shares outstanding		$ 354,956,144
Net Asset Value, offering price and redemption price per share ($354,956,144 ÷ 3,864,062 shares)		$ 91.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 13,846,358

Expenses
Custodian fees and expenses	$ 5,814
Independent directors' compensation	1,014
Total expenses before reductions	6,828
Expense reductions	(3,009)	3,819
Net investment income		13,842,539
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,965,575)
Swap agreements	5,090,095
Total net realized gain (loss)		(13,875,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,821,362)
Swap agreements	(320,620)
Total change in net unrealized appreciation (depreciation)		(27,141,982)
Net gain (loss)		(41,017,462)
Net increase (decrease) in net assets resulting from operations		$ (27,174,923)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,842,539	$ 39,524,193
Net realized gain (loss)	(13,875,480)	(6,193,124)
Change in net unrealized appreciation (depreciation)	(27,141,982)	(2,398,567)
Net increase (decrease) in net assets resulting from operations	(27,174,923)	30,932,502
Distributions to partners from net investment income	(12,943,587)	(37,439,337)
Affiliated share transactions Proceeds from sales of shares	10,000	-
Reinvestment of distributions	12,943,553	37,425,643
Cost of shares redeemed	(275,075,580)	(302,030,685)
Net increase (decrease) in net assets resulting from share transactions	(262,122,027)	(264,605,042)
Total increase (decrease) in net assets	(302,240,537)	(271,111,877)

Net Assets
Beginning of period	657,196,681	928,308,558
End of period	$ 354,956,144	$ 657,196,681
Other Information Shares
Sold	108	-
Issued in reinvestment of distributions	142,064	377,212
Redeemed	(2,998,636)	(3,031,592)
Net increase (decrease)	(2,856,464)	(2,654,380)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 97.79	$ 99.02	$ 100.00
Income from Investment Operations
Net investment income D	2.655	5.407	4.434
Net realized and unrealized gain (loss)	(6.117)	(1.543)	(1.100)
Total from investment operations	(3.462)	3.864	3.334
Distributions to partners from net investment income	(2.468)	(5.094)	(4.314)
Net asset value, end of period	$ 91.86	$ 97.79	$ 99.02
Total Return B, C	(3.49)%	3.95%	3.37%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% G	-% A, G
Expenses net of all reductions	-% A, G	-% G	-% A, G
Net investment income	5.76% A	5.44%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 354,956	$ 657,197	$ 928,309
Portfolio turnover rate F	75% A	134%	185% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-5 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,876,795
Unrealized depreciation	(43,799,401)
Net unrealized appreciation (depreciation)	$ (40,922,606)
Cost for federal income tax purposes	$ 387,497,205

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $12,497,492 and $187,121,485, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,014.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,995.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Corporate Bond 1-10 Year Central Fund

Semiannual Report

February 28, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-SANN-0409
1.833861.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.0012%	$ 1,000.00	$ 948.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 11.7%	U.S. Government and U.S. Government Agency Obligations 7.1%
AAA 0.5%	AAA 1.6%
AA 10.7%	AA 16.8%
A 29.1%	A 23.7%
BBB 49.0%	BBB 46.8%
BB and Below 3.8%	BB and Below 3.3%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets† (5.0)%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	4.7	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	4.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 92.3%		Corporate Bonds 91.0%
	U.S. Government and U.S. Government Agency Obligations 11.7%		U.S. Government and U.S. Government Agency Obligations 7.1%
	Other Investments 1.0%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets† (5.0)%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	18.7%	** Foreign investments	19.6%
* Futures and Swaps	3.3%	** Futures and Swaps	1.0%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 14,964,122
5.875% 3/15/11	5,902,000	5,617,960
		20,582,082
Household Durables - 0.5%
Fortune Brands, Inc. 5.125% 1/15/11	12,043,000	11,869,340
Media - 4.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	5,345,000	5,424,288
6.875% 5/1/12	6,934,000	6,989,472
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,451,000	1,503,513
Comcast Corp.:
4.95% 6/15/16	5,340,000	4,772,983
5.5% 3/15/11	1,085,000	1,100,807
5.7% 5/15/18	8,431,000	7,791,062
5.85% 1/15/10	174,000	176,152
COX Communications, Inc.:
4.625% 1/15/10	6,082,000	6,030,029
4.625% 6/1/13	12,691,000	11,474,479
News America, Inc.:
4.75% 3/15/10	695,000	678,105
5.3% 12/15/14	2,490,000	2,345,035
6.9% 3/1/19 (a)	8,314,000	7,871,679
Time Warner Cable, Inc.:
5.4% 7/2/12	6,943,000	6,679,812
6.2% 7/1/13	6,601,000	6,392,692
6.75% 7/1/18	3,333,000	3,159,931
8.75% 2/14/19	9,501,000	10,141,785
Time Warner, Inc. 5.875% 11/15/16	17,381,000	16,286,345
		98,818,169
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	6,666,000	4,781,848
Specialty Retail - 1.9%
Home Depot, Inc. 2.0463% 12/16/09 (d)	12,150,000	11,798,148
Staples, Inc. 9.75% 1/15/14	33,285,000	34,921,490
		46,719,638
TOTAL CONSUMER DISCRETIONARY		182,771,077
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 208,000	$ 177,524
Diageo Capital PLC:
5.2% 1/30/13	2,947,000	2,999,516
5.75% 10/23/17	3,545,000	3,531,362
FBG Finance Ltd. 5.125% 6/15/15 (a)	8,340,000	7,083,704
		13,792,106
Food & Staples Retailing - 0.8%
CVS Caremark Corp.:
2.5025% 6/1/10 (d)	6,523,000	6,323,416
6.036% 12/10/28 (a)	6,520,434	4,976,851
6.302% 6/1/37 (d)	13,457,000	8,276,055
		19,576,322
Food Products - 0.6%
Cargill, Inc. 6% 11/27/17 (a)	2,009,000	1,874,176
Kraft Foods, Inc.:
5.625% 11/1/11	10,397,000	10,865,614
6.75% 2/19/14	1,534,000	1,637,395
		14,377,185
Personal Products - 0.7%
Avon Products, Inc.:
4.8% 3/1/13	5,083,000	4,958,771
5.625% 3/1/14	13,340,000	13,301,981
		18,260,752
Tobacco - 1.2%
Altria Group, Inc. 9.7% 11/10/18	21,597,000	22,612,016
Reynolds American, Inc. 6.75% 6/15/17	8,312,000	7,019,974
		29,631,990
TOTAL CONSUMER STAPLES		95,638,355
ENERGY - 10.5%
Energy Equipment & Services - 1.0%
DCP Midstream LLC 9.75% 3/15/19 (a)	2,388,000	2,315,094
Noble Drilling Corp. 5.875% 6/1/13	3,079,000	2,987,714
Transocean Ltd. 5.25% 3/15/13	9,844,000	9,750,315
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 4,949,000	$ 4,216,791
5.15% 3/15/13	6,467,000	5,720,062
		24,989,976
Oil, Gas & Consumable Fuels - 9.5%
BW Group Ltd. 6.625% 6/28/17 (a)	8,402,000	4,411,050
Canadian Natural Resources Ltd.:
5.15% 2/1/13	12,778,000	12,217,276
5.7% 5/15/17	3,293,000	2,908,101
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	11,708,000	11,640,901
Chevron Corp. 3.95% 3/3/14	8,874,000	8,924,866
ConocoPhillips 4.75% 2/1/14	2,995,000	3,028,858
Devon Energy Corp. 5.625% 1/15/14	6,657,000	6,708,399
Duke Capital LLC 6.25% 2/15/13	2,842,000	2,817,275
Duke Energy Field Services:
5.375% 10/15/15 (a)	3,471,000	2,847,112
6.875% 2/1/11	6,572,000	6,558,363
7.875% 8/16/10	2,947,000	2,982,281
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,271,517
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	4,813,000	4,830,096
Enbridge Energy Partners LP:
5.875% 12/15/16	5,131,000	4,400,192
6.5% 4/15/18	6,737,000	5,876,719
9.875% 3/1/19	8,321,000	8,637,181
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	7,964,208
Enterprise Products Operating LP:
4.625% 10/15/09	5,530,000	5,502,914
5.6% 10/15/14	5,554,000	5,157,217
5.65% 4/1/13	1,979,000	1,892,967
Gazstream SA 5.625% 7/22/13 (a)	3,120,872	2,793,181
Gulf South Pipeline Co. LP 5.75% 8/15/12 (a)	10,973,000	9,966,677
Lukoil International Finance BV 6.656% 6/7/22 (a)	3,471,000	2,360,280
Nakilat, Inc. 6.067% 12/31/33 (a)	4,261,000	2,781,836
Nexen, Inc.:
5.05% 11/20/13	10,923,000	9,921,885
5.2% 3/10/15	2,580,000	2,213,343
NGPL PipeCo LLC 6.514% 12/15/12 (a)	10,121,000	9,784,639
Pemex Project Funding Master Trust:
2.82% 12/3/12 (a)(d)	170,000	145,350
3.2963% 6/15/10 (a)(d)	3,537,000	3,413,205
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 8% 5/3/19 (a)	$ 2,448,000	$ 2,405,160
Plains All American Pipeline LP 7.75% 10/15/12	6,699,000	6,745,685
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (a)	8,487,000	8,742,594
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (a)	3,816,000	3,336,138
Rockies Express Pipeline LLC 6.25% 7/15/13 (a)	7,726,000	7,518,935
Source Gas LLC 5.9% 4/1/17 (a)	10,068,000	7,547,285
Suncor Energy, Inc. 6.1% 6/1/18	3,482,000	2,869,544
TEPPCO Partners LP 5.9% 4/15/13	9,202,000	8,310,326
Texas Eastern Transmission LP 6% 9/15/17 (a)	4,573,000	4,271,703
TransCanada PipeLines Ltd. 6.35% 5/15/67 (d)	6,735,000	4,074,675
XTO Energy, Inc.:
5% 1/31/15	4,971,000	4,614,654
5.65% 4/1/16	3,409,000	3,199,578
5.9% 8/1/12	12,650,000	12,537,959
		231,132,125
TOTAL ENERGY		256,122,101
FINANCIALS - 41.8%
Capital Markets - 9.5%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (d)	6,645,000	6,393,394
1.346% 8/21/09 (d)	3,324,000	3,272,199
1.3525% 7/16/09 (d)	1,635,000	1,615,630
2.4556% 9/9/09 (d)	3,609,000	3,550,621
3.25% 3/25/09	1,950,000	1,950,074
4.245% 1/7/10	3,458,000	3,389,400
4.5% 10/28/10	5,207,000	5,167,099
5.3% 10/30/15	3,324,000	3,065,679
5.85% 7/19/10	10,706,000	10,797,729
6.95% 8/10/12	3,835,000	3,969,474
BlackRock, Inc. 6.25% 9/15/17	8,726,000	8,297,876
Goldman Sachs Group, Inc.:
5.25% 10/15/13	16,772,000	15,515,626
5.45% 11/1/12	10,706,000	10,319,877
5.95% 1/18/18	11,333,000	10,130,263
6.15% 4/1/18	5,595,000	5,083,891
6.6% 1/15/12	4,860,000	4,874,293
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.875% 1/15/11	$ 773,000	$ 783,566
7.5% 2/15/19	4,992,000	4,944,296
Janus Capital Group, Inc.:
6.125% 9/15/11	6,815,000	4,769,450
6.5% 6/15/12	11,851,000	8,001,653
Lazard Group LLC:
6.85% 6/15/17	10,908,000	8,151,985
7.125% 5/15/15	3,910,000	2,968,065
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	18,229,000	16,273,830
6.15% 4/25/13	3,141,000	2,762,510
6.875% 4/25/18	6,661,000	5,542,312
Morgan Stanley:
1.6475% 1/9/12 (d)	3,194,000	2,624,829
1.6975% 1/9/14 (d)	14,208,000	9,522,145
4.75% 4/1/14	2,257,000	1,892,508
5.05% 1/21/11	8,648,000	8,528,761
5.25% 11/2/12	744,000	699,746
5.45% 1/9/17	725,000	625,603
5.95% 12/28/17	1,561,000	1,377,628
6.6% 4/1/12	16,248,000	16,133,468
6.625% 4/1/18	3,886,000	3,588,336
6.75% 4/15/11	2,375,000	2,384,733
Northern Trust Corp. 5.5% 8/15/13	809,000	836,895
Scotland International Finance No. 2 BV 7.7% 8/15/10 (a)	2,974,000	2,982,300
The Bank of New York, Inc. 4.95% 11/1/12	10,976,000	11,039,902
UBS AG Stamford Branch:
5.75% 4/25/18	11,661,000	10,195,889
5.875% 12/20/17	8,484,000	7,516,374
		231,539,909
Commercial Banks - 8.6%
American Express Bank FSB:
5.5% 4/16/13	11,621,000	10,997,963
6% 9/13/17	1,888,000	1,671,966
ANZ National International Ltd. 6.2% 7/19/13 (a)	3,121,000	3,018,204
Bank One Corp.:
5.25% 1/30/13	2,642,000	2,566,526
7.875% 8/1/10	1,963,000	2,025,514
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp. 6.5% 8/1/11	$ 3,531,000	$ 3,599,915
Chase Manhattan Corp. 7.875% 6/15/10	4,410,000	4,513,503
Credit Suisse First Boston 6% 2/15/18	7,790,000	7,067,259
Credit Suisse First Boston New York Branch 5% 5/15/13	9,260,000	8,939,965
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (a)(d)	12,958,000	10,236,820
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,019,129
5.25% 2/10/14 (a)	1,603,000	1,438,983
5.5% 10/17/12	6,408,000	6,066,076
Fifth Third Bancorp:
4.5% 6/1/18	351,000	220,147
8.25% 3/1/38	5,962,000	4,320,429
HBOS PLC 6.75% 5/21/18 (a)	1,967,000	1,579,068
JPMorgan Chase Bank 6% 10/1/17	5,952,000	5,631,271
KeyBank NA:
5.8% 7/1/14	3,405,000	3,032,980
7% 2/1/11	3,192,000	3,154,880
Korea Development Bank:
3.875% 3/2/09	10,165,000	10,165,000
4.625% 9/16/10	5,207,000	5,067,437
4.75% 7/20/09	2,663,000	2,650,479
National City Bank, Cleveland:
4.15% 8/1/09	5,417,000	5,378,420
4.5% 3/15/10	8,362,000	8,308,742
PNC Funding Corp.:
1.3144% 1/31/12 (d)	16,995,000	13,517,823
7.5% 11/1/09	5,756,000	5,735,681
Rabobank Capital Funding Trust II 5.26% (a)(d)	1,616,000	694,880
Regions Bank 7.5% 5/15/18	982,000	856,013
Santander Issuances SA Unipersonal 5.805% 6/20/16 (a)(d)	11,944,000	8,360,800
Standard Chartered Bank 6.4% 9/26/17 (a)	12,425,000	9,937,913
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(d)	8,332,000	3,749,400
Union Planters Corp. 7.75% 3/1/11	1,704,000	1,655,714
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	1,755,990
Wachovia Bank NA 4.875% 2/1/15	4,000,000	3,569,280
Wachovia Corp.:
1.2244% 10/15/11 (d)	11,410,000	10,123,511
1.255% 4/23/12 (d)	1,541,000	1,328,991
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.: - continued
2.2525% 12/1/09 (d)	$ 3,087,000	$ 3,049,771
5.625% 10/15/16	9,657,000	8,588,550
5.75% 6/15/17	8,332,000	7,816,666
Wells Fargo & Co. 4.2% 1/15/10	7,485,000	7,475,576
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	1,767,000	1,785,863
		209,673,098
Consumer Finance - 3.3%
American Express Credit Corp. 5.875% 5/2/13	1,657,000	1,521,812
Capital One Financial Corp. 2.4694% 9/10/09 (d)	9,308,000	8,962,180
Discover Financial Services:
2.6288% 6/11/10 (d)	11,423,000	10,122,229
6.45% 6/12/17	6,488,000	4,908,373
General Electric Capital Corp. 5.625% 9/15/17	4,014,000	3,498,410
Household Finance Corp.:
6.375% 10/15/11	5,284,000	5,145,559
7% 5/15/12	1,330,000	1,322,540
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,647,098
5.25% 1/15/14	2,995,000	2,799,750
MBNA America Bank NA 7.125% 11/15/12 (a)	2,109,000	2,022,307
MBNA Corp. 7.5% 3/15/12	4,568,000	4,215,752
Nelnet, Inc. 7.4% 9/29/36 (d)	17,288,000	2,593,200
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (a)	12,061,000	11,331,997
ORIX Corp. 5.48% 11/22/11	1,094,000	757,560
SLM Corp.:
1.3194% 7/26/10 (d)	5,193,000	4,278,913
1.3894% 10/25/11 (d)	6,657,000	4,664,240
2.1963% 3/15/11 (d)	317,000	240,743
4.5% 7/26/10	8,627,000	6,820,247
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (a)	1,175,690	1,000,564
		79,853,474
Diversified Financial Services - 7.4%
Bank of America Corp. 7.4% 1/15/11	24,603,000	22,840,933
BTM Curacao Holding NV 1.8975% 12/19/16 (a)(d)	1,413,000	1,091,901
CIT Group, Inc.:
1.3866% 6/8/09 (d)	3,330,000	3,183,653
4.75% 12/15/10	2,334,000	1,772,213
5.4% 2/13/12	6,975,000	5,265,114
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.3356% 5/18/11 (d)	$ 7,984,000	$ 6,679,846
5.3% 10/17/12	21,662,000	19,215,017
5.5% 4/11/13	30,194,000	27,340,939
6.125% 5/15/18	1,035,000	892,542
6.5% 1/18/11	3,715,000	3,504,033
6.5% 8/19/13	17,481,000	16,297,484
CME Group, Inc. 5.75% 2/15/14	1,438,000	1,447,287
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	8,331,000	8,577,039
ILFC E-Capital Trust I 5.9% 12/21/65 (a)(d)	8,513,000	1,702,600
International Lease Finance Corp.:
5.4% 2/15/12	8,137,000	5,249,236
6.375% 3/25/13	4,269,000	2,476,020
6.625% 11/15/13	7,729,000	4,405,530
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	7,752,000	6,225,895
5.6% 6/1/11	8,793,000	8,964,165
5.75% 1/2/13	6,299,000	6,221,598
6.75% 2/1/11	1,067,000	1,090,374
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	851,000	790,691
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,097,000	2,044,020
5.5% 1/15/14 (a)	1,973,000	1,350,230
5.7% 4/15/17 (a)	4,820,000	3,085,803
TransCapitalInvest Ltd. 5.67% 3/5/14 (a)	9,200,000	6,762,000
ZFS Finance USA Trust I 6.15% 12/15/65 (a)(d)	7,067,000	3,109,480
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	14,229,000	5,791,545
ZFS Finance USA Trust IV 5.875% 5/9/32 (a)(d)	7,105,000	2,737,699
		180,114,887
Insurance - 3.6%
Assurant, Inc.:
5.625% 2/15/14	5,431,000	4,484,029
6.75% 2/15/34	5,586,000	3,487,619
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,587,000	1,225,480
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(d)	4,234,000	2,625,080
Jackson National Life Global Funding 5.375% 5/8/13 (a)	2,137,000	1,952,588
Liberty Mutual Group, Inc. 6.5% 3/15/35 (a)	1,688,000	1,025,727
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
5% 6/15/15	$ 3,305,000	$ 3,067,754
6.125% 12/1/11	2,812,000	2,816,811
7.717% 2/15/19	3,864,000	3,728,312
Metropolitan Life Global Funding I:
4.625% 8/19/10 (a)	9,374,000	9,129,011
5.125% 4/10/13 (a)	1,588,000	1,517,029
Monumental Global Funding II 5.65% 7/14/11 (a)	4,693,000	4,734,632
Monumental Global Funding III 5.5% 4/22/13 (a)	6,257,000	5,514,857
Pacific Life Global Funding 5.15% 4/15/13 (a)	9,617,000	9,380,547
Prudential Financial, Inc.:
5.15% 1/15/13	6,154,000	5,505,713
5.4% 6/13/35	1,283,000	758,882
5.5% 3/15/16	1,207,000	1,008,616
5.7% 12/14/36	1,092,000	666,991
8.875% 6/15/68 (d)	8,443,000	4,812,510
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	9,495,000	4,462,650
Symetra Financial Corp. 6.125% 4/1/16 (a)	14,719,000	11,601,369
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	3,550,000	3,607,088
		87,113,295
Real Estate Investment Trusts - 7.0%
AMB Property LP 5.9% 8/15/13	7,331,000	5,081,035
Arden Realty LP 5.2% 9/1/11	3,804,000	3,831,686
AvalonBay Communities, Inc.:
4.95% 3/15/13	1,041,000	921,514
5.5% 1/15/12	6,802,000	6,337,777
6.625% 9/15/11	2,323,000	2,241,242
Brandywine Operating Partnership LP:
4.5% 11/1/09	8,768,000	8,449,888
5.625% 12/15/10	11,588,000	10,236,086
5.75% 4/1/12	5,279,000	2,903,450
BRE Properties, Inc.:
4.875% 5/15/10	7,339,000	6,906,645
5.75% 9/1/09	1,736,000	1,728,096
Camden Property Trust:
4.375% 1/15/10	4,200,000	3,780,000
5.375% 12/15/13	1,864,000	1,528,480
5.875% 11/30/12	8,404,000	7,227,440
Colonial Properties Trust 4.75% 2/1/10	16,057,000	15,353,254
CPG Partners LP 6% 1/15/13	2,890,000	2,568,840
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 8,559,000	$ 6,040,668
5% 5/3/10	6,368,000	4,457,600
5.25% 4/15/11	6,909,000	3,400,389
5.375% 10/15/12	3,653,000	1,749,363
Duke Realty LP:
4.625% 5/15/13	1,781,000	1,197,582
5.25% 1/15/10	1,288,000	1,228,028
5.4% 8/15/14	1,570,000	1,070,921
5.625% 8/15/11	8,402,000	7,158,563
5.875% 8/15/12	326,000	249,775
Equity One, Inc.:
6% 9/15/17	2,424,000	1,598,674
6.25% 1/15/17	1,403,000	954,040
Federal Realty Investment Trust:
5.4% 12/1/13	1,174,000	893,385
6% 7/15/12	8,332,000	6,854,936
6.2% 1/15/17	1,763,000	1,339,880
Hospitality Properties Trust 5.625% 3/15/17	3,409,000	1,897,841
HRPT Properties Trust:
5.75% 11/1/15	2,528,000	1,668,480
6.25% 6/15/17	3,502,000	2,163,970
6.65% 1/15/18	1,755,000	1,116,861
Liberty Property LP:
5.125% 3/2/15	2,408,000	1,748,738
5.5% 12/15/16	4,222,000	2,911,491
Mack-Cali Realty LP:
5.05% 4/15/10	2,303,000	2,164,820
7.25% 3/15/09	8,285,000	8,270,294
7.75% 2/15/11	2,772,000	2,605,680
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,216,800
Simon Property Group LP:
4.6% 6/15/10	3,114,000	2,983,091
4.875% 8/15/10	1,917,000	1,835,834
5% 3/1/12	1,031,000	886,660
5.375% 6/1/11	1,763,000	1,642,421
5.6% 9/1/11	7,721,000	7,177,998
5.75% 5/1/12	3,598,000	3,130,260
7.75% 1/20/11	2,334,000	2,231,458
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Properties LP 6.15% 11/15/15	$ 70,000	$ 51,665
Washington (REIT) 5.95% 6/15/11	10,331,000	9,000,357
		171,993,956
Real Estate Management & Development - 0.7%
ERP Operating LP 5.5% 10/1/12	1,257,000	1,145,210
Post Apartment Homes LP:
5.45% 6/1/12	3,851,000	3,234,840
6.3% 6/1/13	6,809,000	5,583,380
Regency Centers LP:
4.95% 4/15/14	1,736,000	1,268,605
5.25% 8/1/15	6,059,000	4,203,613
5.875% 6/15/17	2,998,000	2,080,519
		17,516,167
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.:
1.6863% 3/24/09 (d)	6,555,000	6,539,596
4.5% 6/15/10	1,361,000	1,321,477
5.8% 6/7/12	8,285,000	7,592,565
Countrywide Home Loans, Inc.:
4.125% 9/15/09	10,930,000	10,829,597
6.25% 4/15/09	1,725,000	1,727,467
Independence Community Bank Corp.:
3.585% 6/20/13 (d)	1,052,000	757,440
3.75% 4/1/14 (d)	11,982,000	8,027,940
4.9% 9/23/10	4,820,000	4,507,278
World Savings Bank FSB 4.125% 12/15/09	1,581,000	1,572,369
		42,875,729
TOTAL FINANCIALS		1,020,680,515
HEALTH CARE - 1.9%
Biotechnology - 0.3%
Amgen, Inc. 5.85% 6/1/17	8,396,000	8,571,090
Health Care Providers & Services - 0.4%
Coventry Health Care, Inc.:
5.95% 3/15/17	4,964,000	3,245,235
6.3% 8/15/14	10,281,000	7,485,247
		10,730,482
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 1.2%
Novartis Capital Corp. 4.125% 2/10/14	$ 8,325,000	$ 8,402,181
Roche Holdings, Inc. 5% 3/1/14 (a)	16,882,000	17,073,678
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,722,000	2,677,033
		28,152,892
TOTAL HEALTH CARE		47,454,464
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (a)	7,500,000	7,482,323
6.4% 12/15/11 (a)	2,323,000	2,404,765
		9,887,088
Airlines - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	211,901	208,722
6.978% 10/1/12	1,172,593	1,084,648
7.024% 4/15/11	8,037,000	7,795,890
7.858% 4/1/13	15,434,000	13,350,410
Continental Airlines, Inc.:
6.648% 9/15/17	9,169,036	7,243,538
6.795% 2/2/20	660,082	481,860
6.82% 5/1/18	629,254	478,233
6.9% 7/2/19	2,468,441	1,987,095
7.056% 3/15/11	4,995,000	4,845,150
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	1,073,644	778,392
7.57% 11/18/10	9,592,000	8,776,680
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,444,351	4,639,933
8.36% 7/20/20	4,387,746	3,378,565
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	1,607,890	1,149,641
6.071% 9/1/14	1,029,113	998,239
6.201% 3/1/10	656,750	620,629
6.602% 9/1/13	1,859,484	1,757,212
		59,574,837
Building Products - 0.1%
Masco Corp. 2.3988% 3/12/10 (d)	3,092,000	2,773,972
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.0%
Covidien International Finance SA:
5.15% 10/15/10	$ 7,180,000	$ 7,351,789
5.45% 10/15/12	1,757,000	1,798,124
6% 10/15/17	8,321,000	8,379,838
General Electric Co. 5.25% 12/6/17	5,993,000	5,515,813
		23,045,564
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (a)	1,736,000	1,651,000
TOTAL INDUSTRIALS		96,932,461
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.9% 2/15/39	1,598,000	1,488,018
Electronic Equipment & Components - 0.9%
Tyco Electronics Group SA:
5.95% 1/15/14	8,379,000	7,250,365
6% 10/1/12	11,015,000	9,708,588
6.55% 10/1/17	6,704,000	5,054,669
		22,013,622
Office Electronics - 0.2%
Xerox Corp. 5.5% 5/15/12	4,550,000	4,217,623
Semiconductors & Semiconductor Equipment - 0.6%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	12,848,000	10,691,116
National Semiconductor Corp. 6.15% 6/15/12	4,214,000	3,304,674
		13,995,790
TOTAL INFORMATION TECHNOLOGY		41,715,053
MATERIALS - 2.5%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. 5% 1/15/13	1,340,000	1,368,748
Lubrizol Corp. 8.875% 2/1/19	2,636,000	2,702,641
		4,071,389
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	5,207,000	3,717,199
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	$ 4,868,000	$ 4,525,415
6.4% 1/15/18	4,968,000	4,050,664
Sealed Air Corp. 6.95% 5/15/09 (a)	1,846,000	1,853,727
		10,429,806
Metals & Mining - 1.5%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	5,611,000	5,738,044
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	5,686,000	5,854,186
Rio Tinto Finance Ltd.:
5.875% 7/15/13	9,273,000	8,429,101
6.5% 7/15/18	6,666,000	5,889,404
United States Steel Corp. 5.65% 6/1/13	4,214,000	3,447,688
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	6,348,399
		35,706,822
Paper & Forest Products - 0.3%
International Paper Co.:
5.85% 10/30/12	422,000	375,796
7.4% 6/15/14	7,356,000	5,917,196
		6,292,992
TOTAL MATERIALS		60,218,208
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 5.8%
AT&T Broadband Corp. 8.375% 3/15/13	7,343,000	7,833,182
AT&T, Inc. 6.7% 11/15/13	3,335,000	3,528,553
British Telecommunications PLC 8.625% 12/15/10	7,718,000	8,042,511
Deutsche Telekom International Financial BV:
5.25% 7/22/13	6,956,000	6,978,245
6.75% 8/20/18	10,311,000	10,546,916
SBC Communications, Inc.:
5.1% 9/15/14	6,161,000	6,109,451
5.875% 2/1/12	7,764,000	8,022,549
5.875% 8/15/12	2,777,000	2,880,899
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	9,373,338
Telecom Italia Capital SA:
4% 1/15/10	13,891,000	13,649,630
4.95% 9/30/14	9,112,000	7,849,633
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 10/1/15	$ 7,432,000	$ 6,269,293
6.999% 6/4/18	5,093,000	4,596,163
Telefonica Emisiones SAU:
1.555% 2/4/13 (d)	6,828,000	5,866,310
6.421% 6/20/16	3,299,000	3,351,886
Telefonos de Mexico SA de CV 4.75% 1/27/10	17,619,000	17,795,190
Verizon Global Funding Corp. 7.25% 12/1/10	7,786,000	8,222,047
Verizon New England, Inc. 6.5% 9/15/11	2,531,000	2,602,713
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	7,704,070
		141,222,579
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV:
4.125% 3/1/09	3,452,000	3,452,000
5.625% 11/15/17	5,138,000	4,776,824
Sprint Nextel Corp. 6% 12/1/16	1,520,000	988,000
Verizon Wireless Capital LLC:
5.55% 2/1/14 (a)	6,743,000	6,703,810
8.5% 11/15/18 (a)	9,999,000	11,255,944
Vodafone Group PLC:
5% 12/16/13	6,523,000	6,540,110
5.5% 6/15/11	7,842,000	7,952,533
7.75% 2/15/10	5,248,000	5,454,472
		47,123,693
TOTAL TELECOMMUNICATION SERVICES		188,346,272
UTILITIES - 10.8%
Electric Utilities - 6.3%
AmerenUE 6.4% 6/15/17	8,487,000	8,277,269
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	11,683,000	11,124,588
8.875% 11/15/18	3,361,000	3,713,119
Commonwealth Edison Co. 5.4% 12/15/11	4,949,000	5,033,034
Duke Energy Carolinas LLC 7% 11/15/18	1,776,000	2,028,089
EDP Finance BV:
5.375% 11/2/12 (a)	5,663,000	5,568,445
6% 2/2/18 (a)	10,414,000	9,670,763
Enel Finance International SA 5.7% 1/15/13 (a)	2,370,000	2,346,727
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.:
4.9% 6/15/15	$ 9,090,000	$ 7,802,229
6.75% 5/1/11	1,888,000	1,888,219
FirstEnergy Corp. 6.45% 11/15/11	5,606,000	5,600,114
FPL Group Capital, Inc. 7.875% 12/15/15	4,394,000	4,966,064
Illinois Power Co. 6.125% 11/15/17	1,172,000	1,102,759
Jersey Central Power & Light Co. 7.35% 2/1/19	5,007,000	5,026,397
Nevada Power Co. 6.5% 8/1/18	4,462,000	4,209,272
Oncor Electric Delivery Co. 6.375% 5/1/12	7,760,000	7,756,749
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (a)	10,277,000	10,084,748
PacifiCorp 6% 1/15/39	3,422,000	3,381,874
Pennsylvania Electric Co. 6.05% 9/1/17	2,172,000	1,990,423
Pepco Holdings, Inc.:
4% 5/15/10	6,337,000	6,193,087
6.125% 6/1/17	1,704,000	1,509,548
6.45% 8/15/12	10,597,000	10,346,275
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	16,932,000	10,159,200
Progress Energy, Inc. 7.1% 3/1/11	9,615,000	9,876,278
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,286,977
West Penn Power Co. 5.95% 12/15/17 (a)	889,000	786,079
Wisconsin Electric Power Co. 6.25% 12/1/15	8,556,000	9,089,030
		153,817,356
Gas Utilities - 0.4%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	1,255,000	1,070,758
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	9,109,036
		10,179,794
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc. 7% 4/1/12	18,309,000	17,823,647
Duke Capital LLC 5.668% 8/15/14	5,839,000	5,389,327
Exelon Generation Co. LLC 5.35% 1/15/14	4,338,000	4,007,102
		27,220,076
Multi-Utilities - 3.0%
CenterPoint Energy, Inc. 5.95% 2/1/17	5,079,000	4,142,204
Dominion Resources, Inc.:
4.75% 12/15/10	11,169,000	11,236,818
6.3% 9/30/66 (d)	11,338,000	6,689,420
7.5% 6/30/66 (d)	14,461,000	9,399,650
DTE Energy Co. 7.05% 6/1/11	2,795,000	2,821,108
KeySpan Corp. 7.625% 11/15/10	1,404,000	1,463,385
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 8,297,000	$ 8,549,113
National Grid PLC 6.3% 8/1/16	4,195,000	4,005,499
NiSource Finance Corp.:
5.25% 9/15/17	2,395,000	1,764,229
5.4% 7/15/14	3,828,000	3,005,696
5.45% 9/15/20	806,000	551,917
6.4% 3/15/18	4,395,000	3,450,352
7.875% 11/15/10	2,901,000	2,841,164
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	17,533,000	10,695,130
WPS Resources Corp. 6.11% 12/1/66 (d)	2,506,000	1,328,180
		71,943,865
TOTAL UTILITIES		263,161,091
TOTAL NONCONVERTIBLE BONDS (Cost $2,491,498,721)		2,253,039,597
U.S. Treasury Obligations - 11.7%

U.S. Treasury Notes:
1.875% 2/28/14 (b)	191,495,000	189,948,176
3.75% 11/15/18	91,131,000	96,563,319
TOTAL U.S. TREASURY OBLIGATIONS (Cost $286,323,941)		286,511,495
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 7.125% 1/11/12 (Cost $8,581,929)	8,648,000	9,437,562
Supranational Obligations - 0.1%

Corporacion Andina de Fomento:
5.2% 5/21/13	686,000	603,441
6.875% 3/15/12	1,118,000	1,070,697
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,788,803)		1,674,138
Bank Notes - 0.1%
	Principal Amount	Value
National City Bank, Cleveland 2.3025% 3/1/13 (d) (Cost $2,059,994)	$ 2,974,000	$ 2,319,720
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
ING Groep NV 5.775% (d)	2,989,000	943,309
MUFG Capital Finance 1 Ltd. 6.346% (d)	13,145,000	8,228,249
TOTAL PREFERRED SECURITIES (Cost $15,979,037)		9,171,558
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $24,563,000)	$ 24,563,530	24,563,000
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,830,795,425)		2,586,717,070
NET OTHER ASSETS - (6.0)%		(147,366,137)
NET ASSETS - 100%		$ 2,439,350,933
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	$ 8,890,000	$ 291,988
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	18,500,000	1,825,836
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	11,135,000	364,638
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (c)	Sept. 2010	29,000,000	(971,132)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (c)	March 2009	9,800,000	(3,336)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14 (Rating-Baa3) (c)	Sept. 2012	10,000,000	(359,014)
TOTAL CREDIT DEFAULT SWAPS		87,325,000	1,148,980
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.43% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Dec. 2099	75,000,000	(870,863)
		$ 162,325,000	$ 278,117
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $333,487,294 or 13.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$24,563,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 9,631,153
UBS Securities LLC	14,931,847
$ 24,563,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,586,717,070	$ -	$ 2,586,717,070	$ -
Other Financial Instruments*	$ 278,117	$ -	$ 278,117	$ -
*Other financial instruments include Swap Agreements.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
Luxembourg	2.4%
Canada	2.2%
United Kingdom	2.1%
Netherlands	1.6%
Korea (South)	1.4%
Australia	1.4%
Mexico	1.1%
Cayman Islands	1.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,563,000) - See accompanying schedule: Unaffiliated issuers (cost $2,830,795,425)		$ 2,586,717,070
Cash		302
Receivable for investments sold		284,447,462
Interest receivable		36,718,800
Unrealized appreciation on swap agreements		2,482,462
Total assets		2,910,366,096

Liabilities
Payable for investments purchased Regular delivery	$ 35,411,976
Delayed delivery	430,226,250
Payable for swap agreements	5,400
Distributions payable	3,154,215
Unrealized depreciation on swap agreements	2,204,345
Other payables and accrued expenses	12,977
Total liabilities		471,015,163

Net Assets		$ 2,439,350,933
Net Assets consist of:
Paid in capital		$ 2,683,151,171
Net unrealized appreciation (depreciation) on investments		(243,800,238)
Net Assets, for 27,496,762 shares outstanding		$ 2,439,350,933
Net Asset Value, offering price and redemption price per share ($2,439,350,933 ÷ 27,496,762 shares)		$ 88.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends		$ 1,888,103
Interest		224,965,471
Total income		226,853,574

Expenses
Custodian fees and expenses	$ 40,981
Independent directors' compensation	13,920
Total expenses before reductions	54,901
Expense reductions	(27,093)	27,808
Net investment income		226,825,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(638,393,042)
Swap agreements	65,815,729
Total net realized gain (loss)		(572,577,313)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,513,759
Swap agreements	(11,101,204)
Total change in net unrealized appreciation (depreciation)		(7,587,445)
Net gain (loss)		(580,164,758)
Net increase (decrease) in net assets resulting from operations		$ (353,338,992)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 226,825,766	$ 450,574,762
Net realized gain (loss)	(572,577,313)	(54,998,256)
Change in net unrealized appreciation (depreciation)	(7,587,445)	(169,349,407)
Net increase (decrease) in net assets resulting from operations	(353,338,992)	226,227,099
Distributions to partners from net investment income	(209,417,542)	(432,960,505)
Affiliated share transactions Proceeds from sales of shares	10,000	1,702,575,684
Reinvestment of distributions	206,263,327	432,960,504
Cost of shares redeemed	(5,098,864,953)	(1,181,466,020)
Net increase (decrease) in net assets resulting from share transactions	(4,892,591,626)	954,070,168
Total increase (decrease) in net assets	(5,455,348,160)	747,336,762

Net Assets
Beginning of period	7,894,699,093	7,147,362,331
End of period	$ 2,439,350,933	$ 7,894,699,093
Other Information Shares
Sold	111	17,187,106
Issued in reinvestment of distributions	2,356,875	4,394,465
Redeemed	(56,779,387)	(11,879,673)
Net increase (decrease)	(54,422,401)	9,701,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 96.37	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income D	2.880	5.647	4.588
Net realized and unrealized gain (loss)	(7.906)	(2.817)	(1.107)
Total from investment operations	(5.026)	2.830	3.481
Distributions to partners from net investment income	(2.634)	(5.430)	(4.511)
Net asset value, end of period	$ 88.71	$ 96.37	$ 98.97
Total Return B, C	(5.14)%	2.88%	3.52%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% G	-% A, G
Expenses net of all reductions	-% A, G	-% G	-% A, G
Net investment income	6.48% A	5.73%	5.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,439,351	$ 7,894,699	$ 7,147,362
Portfolio turnover rate	121% A	112% F	92% A, F, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 39,101,600
Unrealized depreciation	(270,309,235)
Net unrealized appreciation (depreciation)	$ (231,207,635)
Cost for federal income tax purposes	$ 2,817,924,705

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Swap Agreements - continued

amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $48,800,000 representing 2.00% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,786,587,032 and $6,083,720,826, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions. On February 20, 2009, certain Investing Funds redeemed out of the Fund. Each Investing Fund received securities of equal value, including accrued interest, as noted in the following table. This is considered taxable to each Investing Fund for federal Income tax purposes. The Fund recognized a loss of $448,136,696.

Fund	Shares of Corporate 1-10 Bond Central Fund Redeemed	Value of cash & securities delivered (including accrued interest)
Fidelity Intermediate Bond	17,132,714	$ 1,542,067,737
Fidelity Advisor Intermediate Bond	1,969,867	$ 177,302,227
Fidelity U.S. Bond Index	9,681,282	$ 871,385,114
Fidelity Puritan	5,759,631	$ 518,408,300
Fidelity Advisor Total Bond Fund	9,773,856	$ 879,717,481
Fidelity Balanced	7,900,409	$ 711,093,749

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $102,192.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,920.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13,173.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 28, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0409
1.833865.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.0062%	$ 1,000.00	$ 1,046.40	$ .03
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.76	$ .03

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	2.7	3.5
4 - 4.99%	7.8	10.9
5 - 5.99%	53.3	49.2
6 - 6.99%	33.7	30.7
7% and over	2.0	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2009
6 months ago
Years	3.8	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	1.9	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	U.S. Government and U.S. Government Agency Obligations 149.5%		U.S. Government and U.S. Government Agency Obligations 138.6%
	Asset-Backed Securities 0.4%		Asset-Backed Securities 2.2%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 4.6%
	Short-Term Investments and Net Other Assets† (50.0)%		Short-Term Investments and Net Other Assets† (45.4)%
* Futures and Swaps	(0.2)%	** Futures and Swaps	(2.7)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 137.4%
	Principal Amount	Value
Fannie Mae - 88.8%
3.575% 1/1/32 (e)	$ 589,512	$ 593,042
3.915% 7/1/35 (e)	7,346,451	7,377,839
3.983% 6/1/34 (e)	14,655,385	14,631,460
4.175% 5/1/35 (e)	24,143,694	24,243,806
4.21% 8/1/34 (e)	3,412,570	3,436,775
4.287% 3/1/33 (e)	245,142	249,059
4.303% 3/1/33 (e)	1,074,450	1,092,172
4.318% 7/1/35 (e)	7,109,597	7,181,184
4.34% 1/1/35 (e)	2,574,496	2,617,117
4.374% 11/1/34 (e)	26,709,288	27,031,602
4.423% 5/1/35 (e)	1,575,569	1,598,618
4.432% 3/1/35 (e)	3,717,140	3,777,242
4.456% 7/1/35 (e)	24,280,831	24,163,576
4.469% 12/1/34 (e)	156,025	158,688
4.476% 3/1/33 (e)	5,453,648	5,543,628
4.481% 3/1/35 (e)	4,746,261	4,806,811
4.5% 1/1/20 to 9/1/35 (b)	180,476,609	182,892,262
4.5% 3/12/39 (a)(b)	150,000,000	150,395,700
4.543% 11/1/34 (e)	3,936,707	3,971,429
4.547% 3/1/35 (e)	7,443,780	7,482,041
4.548% 10/1/33 (e)	1,687,654	1,703,991
4.55% 10/1/35 (e)	22,472,168	22,764,744
4.583% 8/1/34 (e)	5,733,140	5,815,726
4.6% 10/1/33 (e)	25,579	25,646
4.603% 7/1/35 (e)	366,925	370,013
4.623% 2/1/33 (e)	30,822	31,005
4.631% 1/1/35 (e)	4,833,835	4,894,306
4.651% 10/1/33 (e)	302,582	303,747
4.667% 7/1/35 (e)	2,147,582	2,188,648
4.69% 12/1/34 (e)	3,101,891	3,137,597
4.69% 1/1/35 (e)	39,568	39,813
4.742% 12/1/34 (e)	2,047,019	2,070,140
4.747% 4/1/35 (e)	819,707	832,932
4.752% 10/1/35 (e)	9,357,421	9,490,137
4.764% 3/1/35 (e)	2,869,103	2,903,482
4.765% 8/1/33 (e)	861,058	869,087
4.765% 2/1/34 (e)	14,438,981	14,710,838
4.798% 10/1/34 (e)	58,855	59,370
4.806% 11/1/34 (e)	4,233,796	4,287,548
4.812% 5/1/35 (e)	4,643,386	4,704,418
4.823% 10/1/34 (e)	8,383,093	8,481,771
4.823% 12/1/35 (e)	9,194,419	9,313,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.845% 3/1/33 (e)	$ 2,222,986	$ 2,259,841
4.853% 1/1/35 (e)	2,940,674	2,985,490
4.898% 5/1/35 (e)	5,449,396	5,538,701
4.933% 1/1/35 (e)	2,774,736	2,814,220
4.946% 7/1/34 (e)	372,903	376,983
4.987% 7/1/35 (e)	20,049,646	20,396,204
5% 9/1/16 to 7/1/37 (b)	687,033,188	703,311,557
5% 3/1/24 (a)	12,000,000	12,337,500
5% 3/1/39 (a)(b)	185,000,000	188,207,697
5% 3/12/39 (a)(b)	84,000,000	85,456,468
5% 3/12/39 (a)(b)	90,000,000	91,560,501
5.027% 9/1/36 (e)	6,496,689	6,634,126
5.046% 3/1/35 (e)	147,890	148,643
5.048% 1/1/37 (e)	5,368,338	5,478,963
5.089% 9/1/34 (e)	848,904	858,348
5.095% 7/1/34 (e)	1,360,405	1,369,342
5.108% 6/1/35 (e)	10,671,037	10,970,429
5.11% 9/1/35 (e)	25,030,403	25,819,161
5.141% 5/1/35 (e)	1,478,217	1,507,978
5.149% 11/1/33 (e)	9,360,335	9,529,523
5.16% 10/1/18 (e)	922,673	933,976
5.165% 9/1/35 (e)	2,172,326	2,247,425
5.169% 10/1/33 (e)	7,116,488	7,238,216
5.185% 3/1/35 (e)	466,670	475,046
5.193% 6/1/35 (e)	8,344,615	8,417,714
5.198% 3/1/35 (e)	1,341,530	1,348,088
5.205% 10/1/35 (e)	20,036,965	20,825,920
5.21% 4/1/36 (e)	4,262,006	4,294,022
5.265% 12/1/36 (e)	2,281,728	2,330,187
5.289% 9/1/33 (e)	5,831,010	5,913,012
5.31% 12/1/34 (e)	1,141,141	1,156,002
5.312% 3/1/36 (e)	32,100,162	33,364,106
5.328% 6/1/36 (e)	7,650,401	7,937,260
5.336% 7/1/35 (e)	1,659,242	1,696,494
5.342% 2/1/37 (e)	2,591,633	2,656,445
5.404% 11/1/36 (e)	8,551,666	8,660,203
5.444% 8/1/36 (e)	6,198,663	6,419,559
5.498% 6/1/47 (e)	1,880,073	1,923,865
5.5% 6/1/11 to 5/1/38 (b)	1,448,887,922	1,493,328,031
5.5% 3/17/24 (a)	27,000,000	27,992,096
5.5% 3/17/24 (a)	43,000,000	44,580,005
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 3/17/24 (a)	$ 14,000,000	$ 14,514,063
5.5% 3/1/39 (a)	152,000,000	155,713,451
5.5% 3/12/39 (a)(b)	157,000,000	160,835,604
5.5% 3/12/39 (a)	84,000,000	86,052,170
5.5% 3/12/39 (a)	59,000,000	60,441,405
5.5% 3/12/39 (a)(b)	110,000,000	112,687,366
5.624% 4/1/36 (e)	9,044,677	9,368,901
5.648% 9/1/35 (e)	3,404,434	3,548,061
5.658% 6/1/36 (e)	6,514,922	6,743,869
5.677% 3/1/36 (e)	8,948,112	9,258,665
5.756% 4/1/36 (e)	11,368,179	11,785,289
5.78% 2/1/36 (e)	8,006,323	8,296,144
5.798% 1/1/36 (e)	7,695,558	8,005,350
5.814% 4/1/36 (e)	9,508,870	9,866,822
5.819% 9/1/36 (e)	4,721,260	4,801,705
5.823% 7/1/36 (e)	2,659,348	2,767,748
5.834% 7/1/37 (e)	3,226,043	3,344,055
5.851% 3/1/36 (e)	5,779,043	5,986,777
5.954% 5/1/36 (e)	2,886,570	2,999,149
5.995% 3/1/33 (e)	304,135	307,610
6% 8/1/09 to 9/1/38 (b)	859,882,424	895,007,021
6% 3/12/39 (a)(b)	134,000,000	138,421,531
6% 3/12/39 (a)(b)	160,000,000	165,279,440
6% 3/12/39 (a)(b)	436,000,000	450,386,474
6.008% 4/1/36 (e)	47,687,682	49,542,161
6.037% 9/1/36 (e)	31,438,469	32,766,744
6.118% 4/1/36 (e)	4,452,890	4,631,936
6.192% 2/1/35 (e)	1,276,075	1,297,972
6.198% 5/1/37 (e)	387,390	403,108
6.217% 3/1/36 (e)	25,752,935	26,752,175
6.22% 3/1/37 (e)	1,426,225	1,488,177
6.226% 5/1/36 (e)	13,482,698	14,040,976
6.241% 6/1/36 (e)	13,207,086	13,758,640
6.243% 6/1/36 (e)	702,884	714,308
6.245% 8/1/46 (e)	1,304,130	1,360,779
6.346% 5/1/36 (e)	5,353,977	5,579,310
6.355% 9/1/36 (e)	2,459,387	2,566,218
6.4% 7/1/36 (e)	18,503,984	19,289,404
6.433% 4/1/37 (e)	4,450,897	4,644,235
6.5% 3/1/09 to 9/1/47 (b)	420,032,061	442,006,518
6.5% 3/12/39 (a)	32,000,000	33,455,606
6.5% 3/12/39 (a)	10,000,000	10,454,877
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.784% 9/1/37 (e)	$ 8,062,249	$ 8,412,457
6.862% 9/1/37 (e)	3,660,614	3,819,624
6.946% 9/1/37 (e)	2,897,895	3,023,774
7% 5/1/13 to 8/1/37	55,417,092	59,051,976
7.075% 9/1/37 (e)	3,906,424	4,076,111
7.5% 12/1/09 to 2/1/32	11,657,959	12,418,331
8% 9/1/17 to 3/1/37	792,233	836,879
8.5% 12/1/16 to 8/1/23	107,836	114,468
9.5% 12/1/09 to 2/1/25	262,551	290,095
10% 8/1/17	1,327	1,481
10.75% 5/1/14	13,033	14,256
11.25% 5/1/14	1,132	1,245
12.5% 1/1/15	3,250	3,630
		6,516,778,270
Freddie Mac - 36.3%
3.456% 2/1/34 (e)	2,014,358	2,012,268
3.758% 5/1/35 (e)	7,378,822	7,401,397
4% 11/1/14 to 2/1/21	19,518,274	19,678,448
4.275% 6/1/33 (e)	3,355,368	3,349,082
4.275% 6/1/35 (e)	3,248,792	3,295,074
4.314% 6/1/33 (e)	11,140,955	11,205,512
4.315% 12/1/34 (e)	2,853,735	2,899,942
4.322% 3/1/35 (e)	2,805,432	2,848,978
4.361% 2/1/35 (e)	3,813,613	3,865,329
4.407% 3/1/35 (e)	3,472,052	3,522,806
4.471% 3/1/35 (e)	3,067,755	3,112,904
4.482% 3/1/35 (e)	2,924,813	2,965,343
4.709% 11/1/35 (e)	3,582,282	3,626,853
4.767% 10/1/34 (e)	2,597,899	2,634,560
4.786% 5/1/35 (e)	1,761,232	1,791,567
4.789% 2/1/36 (e)	1,169,025	1,198,699
4.801% 3/1/35 (e)	2,543,662	2,571,823
4.811% 5/1/35 (e)	7,634,224	7,806,116
4.814% 9/1/34 (e)	1,254,415	1,278,020
4.828% 1/1/36 (e)	4,993,625	5,081,148
4.905% 3/1/36 (e)	4,017,095	4,063,440
4.937% 4/1/35 (e)	9,421,044	9,638,580
4.946% 1/1/33 (e)	7,084,605	7,180,818
5% 5/1/18 to 6/1/38 (d)	327,232,799	335,085,301
5% 3/12/39 (a)	80,000,000	81,262,112
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 3/12/39 (a)	$ 82,000,000	$ 83,293,665
5.023% 4/1/35 (e)	536,390	552,094
5.117% 4/1/38 (e)	15,764,649	16,133,226
5.158% 10/1/33 (e)	6,283,097	6,387,422
5.185% 10/1/35 (e)	4,561,047	4,660,587
5.209% 12/1/35 (e)	5,023,669	5,165,693
5.24% 3/1/35 (e)	16,623,876	16,879,343
5.288% 3/1/35 (e)	2,099,739	2,111,146
5.443% 4/1/37 (e)	1,743,684	1,786,270
5.474% 3/1/37 (e)	1,570,606	1,597,545
5.5% 9/1/09 to 7/1/35	240,001,379	248,119,258
5.5% 3/12/39 (a)(b)	140,000,000	143,387,468
5.5% 3/12/39 (a)	139,000,000	142,363,272
5.5% 3/12/39 (a)(b)	140,000,000	143,387,468
5.5% 3/12/39 (a)(b)	156,000,000	159,774,607
5.5% 4/13/39 (a)	85,000,000	86,830,900
5.5% 4/13/39 (a)	140,000,000	143,015,600
5.5% 4/13/39 (a)	140,000,000	143,007,816
5.521% 1/1/36 (e)	8,555,437	8,814,239
5.542% 10/1/36 (e)	4,947,517	5,076,192
5.548% 1/1/37 (e)	8,548,790	8,755,132
5.635% 4/1/36 (e)	5,277,818	5,460,494
5.694% 10/1/35 (e)	1,260,455	1,313,631
5.712% 1/1/36 (e)	1,527,356	1,575,467
5.757% 3/1/37 (e)	9,318,954	9,449,448
5.78% 4/1/37 (e)	9,080,051	9,308,723
5.801% 11/1/36 (e)	18,016,375	18,686,855
5.812% 6/1/37 (e)	7,338,066	7,607,234
5.834% 5/1/37 (e)	2,971,656	3,039,470
5.846% 5/1/37 (e)	1,418,030	1,450,821
5.948% 4/1/36 (e)	32,445,025	33,587,285
5.954% 6/1/37 (e)	1,544,767	1,598,406
6% 2/1/17 to 6/1/38 (b)	275,086,678	286,735,962
6% 3/1/39 (b)	110,000,000	113,870,229
6.006% 6/1/36 (e)	2,928,897	3,040,720
6.033% 1/1/35 (e)	51,648	52,637
6.095% 3/1/33 (e)	194,167	197,204
6.098% 4/1/37 (e)	2,575,806	2,679,987
6.142% 12/1/36 (e)	5,612,089	5,834,525
6.169% 7/1/36 (e)	21,388,534	22,204,721
6.181% 5/1/36 (e)	2,766,679	2,871,362
6.221% 6/1/36 (e)	4,090,055	4,259,264
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.228% 3/1/36 (e)	$ 11,167,060	$ 11,635,763
6.295% 3/1/37 (e)	8,610,890	8,919,177
6.303% 7/1/36 (e)	2,982,573	3,094,759
6.416% 12/1/36 (e)	6,384,189	6,655,179
6.418% 6/1/37 (e)	847,353	880,460
6.452% 9/1/36 (e)	15,364,774	15,994,653
6.496% 8/1/37 (e)	1,541,450	1,603,974
6.5% 4/1/11 to 8/1/47	84,725,053	89,085,126
6.528% 8/1/36 (e)	5,730,987	5,957,596
6.581% 12/1/36 (e)	14,562,655	15,195,228
6.619% 6/1/37 (e)	1,102,491	1,148,949
6.625% 7/1/36 (e)	11,113,004	11,595,731
6.644% 6/1/36 (e)	1,635,127	1,706,153
6.65% 8/1/37 (e)	5,919,783	6,165,063
6.702% 8/1/36 (e)	3,850,530	4,010,127
7% 6/1/21 to 9/1/36	31,302,602	33,260,894
7.128% 2/1/37 (e)	1,078,766	1,125,626
7.5% 9/1/15 to 4/1/37	6,757,412	7,127,827
7.524% 4/1/37 (e)	613,206	639,842
8% 7/1/16 to 1/1/37	1,579,133	1,663,514
8.5% 9/1/19 to 1/1/28	563,056	603,856
9% 10/1/16	5,144	5,515
9.5% 1/1/10	118	118
10.5% 1/1/10 to 9/1/13	658	669
11% 8/1/15 to 9/1/20	98,571	109,921
11.5% 10/1/15	5,112	5,709
12% 2/1/13 to 7/1/15	2,531	2,776
13.5% 12/1/14	23,292	26,334
		2,663,520,047
Government National Mortgage Association - 12.3%
4.25% 7/20/34 (e)	1,521,267	1,526,924
4.5% 3/18/39 (a)	150,000,000	150,559,770
4.5% 3/18/39 (a)	16,000,000	16,059,709
5% 3/1/39 (a)	30,000,000	30,599,856
5% 3/18/39 (a)(b)	33,000,000	33,659,842
5% 4/20/39 (a)	33,000,000	33,484,704
5.5% 4/15/29 to 1/15/39	42,398,610	43,676,852
5.5% 3/18/39 (a)	8,000,000	8,203,750
5.5% 3/18/39 (a)(b)	108,000,000	110,750,630
5.5% 3/18/39 (a)(b)	12,500,000	12,838,585
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 3/18/39 (a)	$ 23,000,000	$ 23,585,782
5.5% 3/18/39 (a)	21,000,000	21,534,845
6% 3/15/09 to 4/15/38	57,323,726	59,687,620
6% 3/18/39 (a)	60,000,000	61,959,372
6% 3/18/39 (a)	79,000,000	81,579,840
6% 3/18/39 (a)	80,000,000	82,612,496
6.5% 6/15/23 to 10/15/36	82,980,878	87,202,565
7% 6/15/22 to 3/15/33	25,050,674	26,607,109
7.5% 1/15/17 to 10/15/31	10,952,556	11,538,054
8% 8/15/16 to 3/15/32	3,329,072	3,539,063
8.5% 11/15/16 to 1/15/31	565,126	614,182
9% 3/15/10 to 1/15/23	75,007	81,627
9.5% 12/15/20 to 3/15/23	25,953	28,937
10.5% 5/20/16 to 1/20/18	103,569	117,582
11% 7/20/13 to 7/20/20	125,528	140,874
		902,190,570
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,916,188,641)		10,082,488,887
Asset-Backed Securities - 0.4%

Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 0.5238% 8/26/36 (e)	67,413	66,731
Series 2006-NC2 Class A2A, 0.5138% 9/25/36 (e)	265,194	256,406
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,380,112	1,354,586
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (e)	2,235,000	85,824
Countrywide Asset-Backed Certificates Trust Series 2006-13 Class 1AF1, 0.5938% 1/25/37 (e)	229,658	214,341
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (e)	1,752,677	1,601,233
Fremont Home Loan Trust Series 2006-3 Class 2A1, 0.5438% 2/25/37 (e)	57,775	56,163
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.5238% 3/25/37 (e)	208,689	180,976
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	112,461	111,846
Class A1B, 0.5738% 7/25/36 (e)	375,892	371,134
Long Beach Mortgage Loan Trust:
Series 2006-10 Class 2A3, 0.6338% 11/25/36 (e)	6,000,000	1,794,209
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (e)	712,070	699,720
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-8 Class 2A1, 0.5138% 9/25/36 (e)	$ 983,314	$ 929,355
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.8538% 5/25/36 (e)	7,577,000	5,383,393
Series 2006-MLN1 Class A2A, 0.5438% 7/25/37 (e)	2,096,426	1,928,331
Morgan Stanley ABS Capital I Trust:
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (e)	380,581	307,173
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (e)	373,307	249,934
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (e)	201,468	160,325
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.8638% 1/25/36 (e)	3,909,000	207,177
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (e)	531,750	489,694
National Collegiate Student Loan Trust Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	21,050,000	3,326,532
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	838,546	730,846
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.5438% 1/25/37 (e)	692,407	637,938
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 0.5338% 9/25/37 (e)	2,143,762	2,030,243
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (e)	1,896,922	1,177,414
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (e)	1,259,993	996,651
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	279,076	276,068
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A1, 0.5838% 4/25/37 (e)	1,237,142	917,301
TOTAL ASSET-BACKED SECURITIES (Cost $40,947,870)		26,541,544
Collateralized Mortgage Obligations - 12.2%

Private Sponsor - 0.1%
Citigroup Mortgage Loan Trust:
Series 2003-HYB3 Class 1A, 4.4555% 9/25/34 (e)	2,750,638	1,656,984
Series 2006-AR7 Class 1A1, 5.7236% 11/25/36 (e)	997,379	574,991
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 4.9166% 10/25/34 (e)	1,613,827	1,264,818
Granite Master Issuer PLC floater Series 2005-4 Class C2, 1.02% 12/20/54 (e)	3,231,304	226,191
TOTAL PRIVATE SPONSOR		3,722,984
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 12.1%
Fannie Mae:
floater Series 2002-94 Class FB, 0.8738% 1/25/18 (e)	$ 3,936,330	$ 3,872,988
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,168,282	2,287,575
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,647,101
Series 2006-45 Class OP, 6/25/36 (g)	8,266,548	6,656,548
Series 1993-165 Class SH, 18.3855% 9/25/23 (e)(h)	596,493	677,824
Series 1999-17 Class PG, 6% 4/25/29	22,210,427	23,169,402
Series 2003-22 Class IO, 6% 4/25/33 (f)	17,222,546	1,687,935
Series 2007-116 Class PB, 5.5% 8/25/35 (d)	18,482,144	19,067,226
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	40,604,865	35,609,866
Series 339:
Class 29, 5.5% 7/1/18 (f)	8,624,926	665,444
Class 5, 5.5% 7/1/33 (f)	9,538,244	928,786
Series 343 Class 16, 5.5% 5/1/34 (f)	6,895,415	680,998
Series 348 Class 14, 6.5% 8/1/34 (f)	4,085,668	563,386
Series 351:
Class 12, 5.5% 4/1/34 (f)	3,072,094	308,664
Class 13, 6% 3/1/34 (f)	3,921,234	464,734
Series 359 Class 19, 6% 7/1/35 (f)	3,962,219	458,922
Series 384 Class 6, 5% 7/25/37 (f)	48,695,321	5,388,235
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.2738% 2/25/32 (e)	1,075,857	1,048,129
Series 2002-39 Class FD, 1.4613% 3/18/32 (e)	1,185,570	1,162,208
Series 2002-60 Class FV, 1.4738% 4/25/32 (e)	2,804,554	2,754,224
Series 2002-63 Class FN, 1.4738% 10/25/32 (e)	2,751,179	2,696,235
Series 2002-7 Class FC, 1.2238% 1/25/32 (e)	1,534,087	1,493,064
Series 2007-36:
Class FB, 0.8738% 4/25/37 (e)	81,958,420	80,145,967
Class FG, 0.8738% 4/25/37 (e)	26,249,582	25,681,478
Series 2007-57 Class FA, 0.7038% 6/25/37 (e)	33,832,177	33,047,473
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	15,920,447	16,601,486
Series 2001-52 Class YZ, 6.5% 10/25/31	885,368	925,737
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	17,333,895
Series 2001-64 Class QH, 6% 11/25/31	29,794,172	30,942,412
Series 2001-72 Class NZ, 6% 12/25/31	5,015,691	5,192,952
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-52 Class PB, 6% 2/25/32	$ 11,752,104	$ 12,014,427
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,875,827
Series 2005-73 Class SA, 16.3183% 8/25/35 (e)	7,090,201	7,586,095
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	19,751,162	20,476,351
Series 2001-31 Class ZC, 6.5% 7/25/31	8,347,264	8,761,064
Series 2002-16 Class ZD, 6.5% 4/25/32	5,487,424	5,720,036
Series 2002-79 Class Z, 5.5% 11/25/22	14,084,995	14,327,553
Series 2003-80 Class CG, 6% 4/25/30	2,266,825	2,362,851
Series 2004-3 Class BA, 4% 7/25/17	815,768	828,921
Series 1999-33 Class PK, 6% 7/25/29	10,593,450	11,027,835
Series 2001-63 Class PG, 6% 12/25/31	7,936,672	8,239,278
Series 2001-74 Class QE, 6% 12/25/31	7,538,429	7,826,086
Series 2003-21 Class SK, 7.6263% 3/25/33 (e)(f)(h)	3,441,402	396,030
Series 2003-3 Class HS, 7.1763% 9/25/16 (e)(f)(h)	252,193	6,582
Series 2003-35:
Class BS, 6.5263% 4/25/17 (e)(f)(h)	2,896,659	102,252
Class TQ, 7.0263% 5/25/18 (e)(f)	3,387,596	295,133
Series 2003-42 Class SJ, 6.5763% 11/25/22 (e)(f)	4,350,740	355,272
Series 2004-54 Class SW, 5.5263% 6/25/33 (e)(f)(h)	15,940,155	972,598
Series 2004-56 Class SE, 7.0763% 10/25/33 (e)(f)	22,604,562	2,159,586
Series 2007-36:
Class GO, 4/25/37 (g)	4,206,947	3,288,738
Class PO, 4/25/37 (g)	5,790,720	4,563,313
Class SB, 6.1263% 4/25/37 (e)(f)(h)	75,033,409	6,913,878
Class SG, 6.1263% 4/25/37 (e)(f)(h)	54,474,233	4,699,329
Series 2007-57 Class SA, 37.7775% 6/25/37 (e)(h)	15,432,820	20,692,988
Series 2007-66:
Class FB, 0.8738% 7/25/37 (e)	16,445,194	16,155,478
Class SA, 36.7575% 7/25/37 (e)(h)	13,618,092	17,199,514
Class SB, 36.7575% 7/25/37 (e)(h)	5,445,537	7,350,091
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (e)	573,374	481,634
Series 3318:
Class CY, 0% 11/15/36 (e)	904,294	889,011
Class GY, 0% 5/15/37 (e)	1,047,977	1,017,376
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 19,903,872	$ 20,652,901
Series 2101 Class PD, 6% 11/15/28	1,913,282	1,998,291
Series 2162 Class PH, 6% 6/15/29	2,013,635	2,095,610
Series 3225 Class EO, 10/15/36 (g)	10,495,272	8,776,753
Series 3030 Class SL, 5.645% 9/15/35 (e)(f)(h)	42,788,020	2,859,776
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	8,297,767	8,556,122
Series 2056 Class Z, 6% 5/15/28	13,459,743	14,019,757
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.255% 1/15/32 (e)	814,595	794,372
Series 2423 Class FA, 1.355% 3/15/32 (e)	1,932,772	1,891,309
Series 2424 Class FM, 1.455% 3/15/32 (e)	1,841,550	1,804,311
Series 2432:
Class FE, 1.355% 6/15/31 (e)	1,926,608	1,883,591
Class FG, 1.355% 3/15/32 (e)	749,542	732,999
Series 3066 Class HF, 0% 1/15/34 (e)	229,857	223,703
Series 3129 Class MF, 0% 7/15/34 (e)	1,745,544	1,686,091
Series 3222 Class HF, 0% 9/15/36 (e)	2,618,999	2,390,653
Series 3298 Class CF, 0% 8/15/36 (e)	1,649,342	1,590,585
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	10,190,634	7,923,733
Series 2121 Class MG, 6% 2/15/29	7,760,064	8,087,919
Series 2131 Class BG, 6% 3/15/29 (c)	50,684,746	52,647,521
Series 2137 Class PG, 6% 3/15/29	7,794,364	8,078,821
Series 2154 Class PT, 6% 5/15/29	11,740,647	12,234,107
Series 2425 Class JH, 6% 3/15/17	4,678,027	4,913,460
Series 2488 Class PR, 6% 8/15/32	6,202,275	6,446,027
Series 2520 Class BE, 6% 11/15/32	14,830,000	15,435,570
Series 2585 Class KS, 7.145% 3/15/23 (e)(f)(h)	2,446,353	170,022
Series 2590 Class YR, 5.5% 9/15/32 (f)	574,091	77,183
Series 2665 Class PB, 3.5% 6/15/23	309,946	309,292
Series 3258 Class PM, 5.5% 12/15/36	11,639,553	12,072,706
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	2,886,375	3,035,284
Series 2303 Class ZV, 6% 4/15/31	5,378,564	5,584,577
Series 2417 Class KZ, 6% 2/15/32	5,671,959	5,893,756
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2467 Class NB, 5% 7/15/17	$ 7,939,000	$ 8,257,614
Series 2502 Class ZC, 6% 9/15/32	6,482,126	6,725,398
Series 2504 Class Z, 6% 9/15/32	8,951,653	9,307,295
Series 2564 Class ES, 7.145% 2/15/22 (e)(f)(h)	3,568,392	233,036
Series 2575 Class ID, 5.5% 8/15/22 (f)	658,170	56,298
Series 2750 Class ZT, 5% 2/15/34	13,180,094	12,517,504
Series 2817 Class SD, 6.595% 7/15/30 (e)(f)(h)	6,514,074	417,614
Series 2902 Class LZ, 5.5% 9/15/31	37,398,862	38,411,960
Series 3204 Class VB, 5% 3/15/25	6,632,403	6,488,364
Series 3266 Class D, 5% 1/15/22	11,000,000	11,428,802
Series 2844:
Class SC, 43.8425% 8/15/24 (e)(h)	503,670	705,686
Class SD, 80.535% 8/15/24 (e)(h)	740,992	1,575,235
Series 2957 Class SW, 5.545% 4/15/35 (e)(f)	26,357,273	1,394,299
Series 3002 Class SN, 6.045% 7/15/35 (e)(f)(h)	26,404,472	1,912,702
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	11,613,103	12,045,362
Series 2006-50:
Class JC, 5% 6/20/36	31,031,879	31,940,157
Class JD, 5% 9/20/36	2,512,120	2,414,887
Series 2003-11 Class S, 6.095% 2/16/33 (e)(f)(h)	18,759,609	1,416,189
Series 2004-32 Class GS, 6.5% 5/16/34 (e)(f)(h)	5,428,488	426,857
Series 2007-18 Class S, 6.345% 4/16/37 (e)(f)(h)	34,432,003	2,770,435
Series 2007-32 Class XA, 0% 5/20/36 (e)(h)	3,531,269	3,461,187
Series 2007-35 Class SC, 37.47% 6/16/37 (e)(h)	655,220	865,637
TOTAL U.S. GOVERNMENT AGENCY		889,385,341
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $865,617,112)		893,108,325
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8718% 10/16/23 (e) (Cost $407,218)	383,866	387,909
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $44,995,000)	$ 44,995,970	$ 44,995,000
TOTAL INVESTMENT PORTFOLIO - 150.6% (Cost $10,868,155,841)		11,047,521,665
NET OTHER ASSETS - (50.6)%		(3,710,449,980)
NET ASSETS - 100%		$ 7,337,071,685
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
757 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 163,973,297	$ (84,879)

The face value of futures sold as a percentage of net assets - 2.2%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.5425% with Credit Suisse First Boston	Jan. 2019	$ 4,160,000	$ 277,245
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.33% with Credit Suisse First Boston	August 2010	142,000,000	(3,853,710)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.06% with JPMorgan Chase, Inc.	Sept. 2013	40,000,000	(3,163,100)
		$ 186,160,000	$ (6,739,565)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,610,024.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,562,293.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,995,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 17,642,542
UBS Securities LLC	27,352,458
$ 44,995,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,047,521,665	$ -	$ 10,980,365,868	$ 67,155,797
Other Financial Instruments*	$ (8,754,258)	$ (84,879)	$ (8,669,379)	$ -
* Other financial instruments include Futures Contracts, Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,535,000
Total Realized Gain (Loss)	(104,575)
Total Unrealized Gain (Loss)	(13,280,853)
Cost of Purchases	9,050,582
Proceeds of Sales	(3,393,148)
Amortization/Accretion	(1,505,064)
Transfer in/out of Level 3	73,853,855
Ending Balance	$ 67,155,797

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including repurchase agreements of $44,995,000) - See accompanying schedule: Unaffiliated issuers (cost $10,868,155,841)		$ 11,047,521,665
Commitment to sell securities on a delayed delivery basis	$ (3,394,189,150)
Receivable for securities sold on a delayed delivery basis	3,392,259,336	(1,929,814)
Receivable for investments sold, regular delivery		323,056,681
Interest receivable		40,270,027
Other receivables		592,578
Unrealized appreciation on swap agreements		277,245
Total assets		11,409,788,382

Liabilities
Payable to custodian bank	$ 291,458
Payable for investments purchased Regular delivery	234,194,808
Delayed delivery	3,828,560,722
Payable for swap agreements	1,724,004
Distributions payable	38
Unrealized depreciation on swap agreements	7,016,810
Payable for daily variation on futures contracts	248,425
Other payables and accrued expenses	680,432
Total liabilities		4,072,716,697

Net Assets		$ 7,337,071,685
Net Assets consist of:
Paid in capital		$ 7,166,460,119
Net unrealized appreciation (depreciation) on investments		170,611,566
Net Assets, for 73,409,614 shares outstanding		$ 7,337,071,685
Net Asset Value, offering price and redemption price per share ($7,337,071,685 ÷ 73,409,614 shares)		$ 99.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2009

Investment Income
Interest		$ 225,928,604

Expenses
Custodian fees and expenses	$ 243,862
Independent directors' compensation	16,116
Miscellaneous	11,828
Total expenses before reductions	271,806
Expense reductions	(18,701)	253,105
Net investment income		225,675,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,405,421)
Futures contracts	(6,916,907)
Swap agreements	(4,379,488)
Total net realized gain (loss)		(24,701,816)
Change in net unrealized appreciation (depreciation) on: Investment securities	169,144,667
Futures contracts	43,477
Swap agreements	(5,501,061)
Delayed delivery commitments	11,632,138
Total change in net unrealized appreciation (depreciation)		175,319,221
Net gain (loss)		150,617,405
Net increase (decrease) in net assets resulting from operations		$ 376,292,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 225,675,499	$ 484,785,707
Net realized gain (loss)	(24,701,816)	(109,092,507)
Change in net unrealized appreciation (depreciation)	175,319,221	88,607,027
Net increase (decrease) in net assets resulting from operations	376,292,904	464,300,227
Distributions to partners from net investment income	(225,144,401)	(485,166,879)
Affiliated share transactions Proceeds from sales of shares	10,000	1,417,533,311
Reinvestment of distributions	225,144,363	485,166,878
Cost of shares redeemed	(2,031,782,085)	(1,508,157,466)
Net increase (decrease) in net assets resulting from share transactions	(1,806,627,722)	394,542,723
Total increase (decrease) in net assets	(1,655,479,219)	373,676,071

Net Assets
Beginning of period	8,992,550,904	8,618,874,833
End of period	$ 7,337,071,685	$ 8,992,550,904
Other Information Shares
Sold	100	14,329,553
Issued in reinvestment of distributions	2,279,552	4,902,505
Redeemed	(20,479,064)	(15,329,062)
Net increase (decrease)	(18,199,412)	3,902,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28,

Years ended August 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 98.16	$ 98.27	$ 100.00
Income from Investment Operations
Net investment incomeD	2.708	5.222	4.024
Net realized and unrealized gain (loss)	1.785	(.102)	(1.731)
Total from investment operations	4.493	5.120	2.293
Distributions to partners from net investment income	(2.703)	(5.230)	(4.023)
Net asset value, end of period	$ 99.95	$ 98.16	$ 98.27
Total ReturnB, C	4.64%	5.30%	2.33%
Ratios to Average Net AssetsG, I
Expenses before reductions	.01%A	.01%	.01%A
Expenses net of fee waivers, if any	.01%A	-%E	.01%A
Expenses net of all reductions	.01%A	-%E	.01%A
Net investment income	5.51%A	5.29%	5.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,337,072	$ 8,992,551	$ 8,618,875
Portfolio turnover rate J	558%A	454%	450%A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period November 27, 2006 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 220,380,077
Unrealized depreciation	(40,642,111)
Net unrealized appreciation (depreciation)	$ 179,737,966
Cost for federal income tax purposes	$ 10,867,783,699

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Futures Contracts - continued

payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $483,847,558, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $16,116.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,585.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 28, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 11, 2009

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 11, 2009